UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07807

Fidelity Revere Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	May 31

Date of reporting period:	November 30, 2012

Item 1. Reports to Stockholders

Fidelity® Securities Lending
Cash Central Fund

Semiannual Report

November 30, 2012

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

CCC-SANN-0113
1.743119.112

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2012 to November 30, 2012).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value June 1, 2012	Ending Account Value November 30, 2012	Expenses Paid During Period* June 1, 2012 to November 30, 2012
Actual	.0008%	$ 1,000.00	$ 1,000.90	$ .00**
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,025.06	$ .00**

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

** Amount represents less than $.01.

Semiannual Report

Investment Changes (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 11/30/12	% of fund's investments 5/31/12	% of fund's investments 11/30/11
1 - 7	52.8	62.1	63.7
8 - 30	8.4	7.4	7.5
31 - 60	14.3	3.9	5.8
61 - 90	9.6	6.6	6.1
91 - 180	10.5	15.3	10.4
> 180	4.4	4.7	6.5
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	11/30/12	5/31/12	11/30/11
Fidelity Securities Lending Cash Central Fund	44 Days	42 Days	38 Days
All Taxable Money Market Funds Average*	50 Days	46 Days	43 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	11/30/12	5/31/12	11/30/11
Fidelity Securities Lending Cash Central Fund	56 Days	47 Days	50 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)
As of November 30, 2012	As of May 31, 2012
Certificates of Deposit 4.3%	Certificates of Deposit 4.8%
Commercial Paper 1.7%	Commercial Paper 0.0%
Treasury Debt 12.2%	Treasury Debt 17.9%
Government Agency Debt 35.4%	Government Agency Debt 21.3%
Other Instruments 7.0%	Other Instruments 15.5%
Repurchase Agreements 40.7%	Repurchase Agreements 41.1%
Net Other Assets (Liabilities)** (1.3)%	Net Other Assets (Liabilities)** (0.6)%

* Source: iMoneyNet, Inc.

** Net Other Assets (Liabilities) are not included in the pie chart.

Semiannual Report

Investments November 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Certificate of Deposit - 4.3%
	Yield (a)	Principal Amount	Value
New York Branch, Yankee Dollar, Foreign Banks - 4.3%
Bank of Tokyo-Mitsubishi UFJ Ltd.
12/4/12	0.20%	$ 549,000,000	$ 549,000,000
Financial Company Commercial Paper - 1.7%

Lloyds TSB Bank PLC
12/7/12	0.20	225,000,000	224,992,500
Treasury Debt - 12.2%

U.S. Treasury Obligations - 12.2%
U.S. Treasury Bills
12/14/12 to 11/14/13	0.15 to 0.20 (b)	1,031,620,000	1,031,167,741
U.S. Treasury Notes
12/31/12 to 11/30/13	0.16 to 0.24	530,000,000	534,986,159
TOTAL TREASURY DEBT			1,566,153,900
Government Agency Debt - 35.4%

Federal Agencies - 35.4%
Fannie Mae
12/11/12 to 5/7/13	0.14 to 0.21	819,200,000	820,363,828
2/27/13 to 3/13/13	0.15 to 0.16	234,370,000	234,271,507
Federal Home Loan Bank
12/5/12 to 6/5/14	0.14 to 0.22 (c)	2,402,825,000	2,403,015,478
12/12/12 to 2/27/13	0.14 to 0.16	113,000,000	112,971,343
Freddie Mac
12/3/12 to 10/30/13	0.14 to 0.20	888,944,000	891,139,258
12/5/14	0.00 (c)	68,000,000	68,000,000
TOTAL GOVERNMENT AGENCY DEBT			4,529,761,414
Other Instrument - 7.0%
	Yield (a)	Principal Amount	Value
Time Deposits - 7.0%
Citibank NA
12/3/12	0.18%	$ 300,000,000	$ 300,000,000
Commerzbank AG
12/3/12	0.21	600,000,000	600,000,000
TOTAL OTHER INSTRUMENT			900,000,000
Government Agency Repurchase Agreement - 17.2%
	Maturity Amount
In a joint trading account at:
0.21% dated 11/30/12 due 12/3/12 (Collateralized by U.S. Government Obligations) #	848,782,035	848,767,000
0.22% dated 11/30/12 due 12/3/12 (Collateralized by U.S. Government Obligations) #	13,759,250	13,759,000
With:
Barclays Capital, Inc. at 0.19%, dated:
11/27/12 due 12/4/12 (Collateralized by U.S. Government Obligations valued at $112,203,554, 2.5% - 5.5%, 9/1/25 - 12/1/42)	110,004,064	110,000,000
11/28/12 due:
12/5/12 (Collateralized by U.S. Government Obligations valued at $222,365,868, 2.5% - 7%, 1/1/18 - 12/1/42)	218,008,054	218,000,000
12/6/12 (Collateralized by U.S. Government Obligations valued at $111,182,934, 2.5% - 7.5%, 1/1/25 - 11/1/42)	109,004,602	109,000,000
Credit Suisse Securities (USA) LLC at:
0.19%, dated:
11/27/12 due 12/4/12 (Collateralized by U.S. Government Obligations valued at $112,204,636, 3.5%, 10/20/42)	110,004,064	110,000,000
11/28/12 due 12/5/12 (Collateralized by U.S. Government Obligations valued at $111,185,387, 3.5%, 10/20/42)	109,004,027	109,000,000
0.25%, dated 11/21/12 due 2/20/13 (Collateralized by U.S. Government Obligations valued at $80,585,558, 0% - 3.5%, 11/15/21 - 10/20/42)	79,049,924	79,000,000
Deutsche Bank Securities, Inc. at 0.22%, dated 11/30/12 due 12/7/12 (Collateralized by U.S. Government Obligations valued at $58,141,066, 4%, 5/20/42)	57,002,438	57,000,000
Government Agency Repurchase Agreement - continued
	Maturity Amount	Value
With: - continued
Merrill Lynch, Pierce, Fenner & Smith at 0.21%, dated 11/30/12 due 12/7/12 (Collateralized by U.S. Government Obligations valued at $234,604,106, 2.38% - 4%, 9/1/35 - 8/1/42)	$ 230,009,392	$ 230,000,000
Morgan Stanley & Co., Inc. at 0.19%, dated 11/28/12 due 12/5/12 (Collateralized by U.S. Government Obligations valued at $333,548,802, 3% - 4%, 9/1/31 - 10/1/42)	327,012,081	327,000,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENT		2,211,526,000
Treasury Repurchase Agreement - 23.4%

With:
BMO Capital Markets Corp. at 0.21%, dated 11/30/12 due 12/3/12 (Collateralized by U.S. Treasury Obligations valued at $292,692,647, 0.25% - 8.88%, 2/28/13 - 2/15/42)	287,005,023	287,000,000
BNP Paribas Securities Corp. at 0.22%, dated:
11/1/12 due 12/3/12 (Collateralized by U.S. Treasury Obligations valued at $176,062,276, 4.5% - 8.13%, 8/15/19 - 2/15/40)	172,033,636	172,000,000
11/2/12 due 12/3/12 (Collateralized by U.S. Treasury Obligations valued at $188,718,574, 2.75% - 8.13%, 8/15/19 - 11/15/42)	184,034,858	184,000,000
Credit Suisse Securities (USA) LLC at:
0.17%, dated 11/28/12 due 12/5/12 (Collateralized by U.S. Treasury Obligations valued at $111,181,499, 0.25%, 8/31/14)	109,003,603	109,000,000
0.2%, dated 11/30/12 due 12/7/12: (Collateralized by U.S. Treasury Obligations valued
at $117,304,611, 0.25%, 8/31/14)	115,004,472	115,000,000
(Collateralized by U.S. Treasury Obligations valued at $234,603,473, 1.75% - 2%, 3/31/14 - 11/15/21)	230,008,944	230,000,000
Deutsche Bank Securities, Inc. at 0.17%, dated 11/27/12 due 12/4/12 (Collateralized by U.S. Treasury Obligations valued at $224,409,026, 1.88% - 6.75%, 6/30/15 - 8/15/26)	220,007,272	220,000,000
Federal Reserve Bank of New York at 0.18%, dated 11/30/12 due 12/3/12 (Collateralized by U.S. Treasury Obligations valued at $10,004,743, 1%, 8/31/16)	10,000,150	10,000,000
Treasury Repurchase Agreement - continued
	Maturity Amount	Value
With: - continued
Goldman Sachs & Co. at:
0.18%, dated 11/27/12 due 12/4/12 (Collateralized by U.S. Treasury Obligations valued at $168,431,231, 2.63% - 5%, 4/30/18 - 5/15/37)	$ 165,005,775	$ 165,000,000
0.19%, dated 11/30/12 due 12/7/12 (Collateralized by U.S. Treasury Obligations valued at $117,301,871, 3.25%, 6/30/16)	115,004,249	115,000,000
HSBC Securities, Inc. at 0.19%, dated 11/30/12 due 12/7/12 (Collateralized by U.S. Treasury Obligations valued at $1,180,016,954, 0.13% - 4.5%, 2/28/13 - 8/15/39)	1,155,042,671	1,155,000,000
Merrill Lynch, Pierce, Fenner & Smith at 0.2%, dated 11/9/12 due 12/7/12 (Collateralized by U.S. Treasury Obligations valued at $237,691,725, 4.13%, 5/15/15)	233,041,422	233,000,000
TOTAL TREASURY REPURCHASE AGREEMENT		2,995,000,000
Other Repurchase Agreement - 0.1%

Other Repurchase Agreement - 0.1%
With ING Financial Markets LLC at 0.32%, dated 11/15/12 due 12/7/12 (Collateralized by Corporate Obligations valued at $11,549,674, 3% - 6.75%, 1/30/13 - 12/1/40)	11,002,836	11,000,000
TOTAL INVESTMENT PORTFOLIO - 101.3% (Cost $12,987,433,814)		12,987,433,814
NET OTHER ASSETS (LIABILITIES) - (1.3)%		(169,095,697)
NET ASSETS - 100%		$ 12,818,338,117
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

(b) Security or a portion of the security was pledged to cover open reverse repurchase agreements. At the period end, the value of securities pledged amounted to $49,999,450. The principal amount of the outstanding reverse repurchase agreement is $50,000,000.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$848,767,000 due 12/03/12 at 0.21%
Citigroup Global Markets, Inc.	$ 170,332,872
Credit Suisse Securities (USA) LLC	128,837,286
HSBC Securities (USA), Inc.	227,110,497
Merrill Lynch, Pierce, Fenner & Smith, Inc.	249,821,547
Mizuho Securities (USA), Inc.	15,887,174
UBS Securities LLC	56,777,624
$ 848,767,000
$13,759,000 due 12/03/12 at 0.22%
Citibank NA	$ 2,195,585
Merrill Lynch, Pierce, Fenner & Smith, Inc.	8,635,968
UBS Securities LLC	2,927,447
$ 13,759,000
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	November 30, 2012 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $5,217,526,000) - See accompanying schedule: Unaffiliated issuers (cost $12,987,433,814)		$ 12,987,433,814
Cash		107,327
Interest receivable		6,703,872
Other receivables		76,394
Total assets		12,994,321,407

Liabilities
Payable for investments purchased	$ 123,982,888
Distributions payable	1,892,166
Payable for reverse repurchase agreement	50,000,000
Other payables and accrued expenses	108,236
Total liabilities		175,983,290

Net Assets		$ 12,818,338,117
Net Assets consist of:
Paid in capital		$ 12,819,458,496
Undistributed net investment income		3,237
Accumulated undistributed net realized gain (loss) on investments		(1,123,616)
Net Assets, for 12,815,954,652 shares outstanding		$ 12,818,338,117
Net Asset Value, offering price and redemption price per share ($12,818,338,117 ÷ 12,815,954,652 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended November 30, 2012 (Unaudited)

Investment Income
Interest		$ 12,851,482

Expenses
Custodian fees and expenses	$ 47,126
Independent trustees' compensation	28,123
Interest	6,713
Total expenses before reductions	81,962
Expense reductions	(28,851)	53,111
Net investment income (loss)		12,798,371
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		32,824
Net increase in net assets resulting from operations		$ 12,831,195

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended November 30, 2012 (Unaudited)	Year ended May 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 12,798,371	$ 20,646,075
Net realized gain (loss)	32,824	11,933
Net increase in net assets resulting from operations	12,831,195	20,658,008
Distributions to shareholders from net investment income	(12,795,134)	(20,646,055)
Affiliated share transactions at net asset value of $1.00 per share Proceeds from sales of shares	35,575,761,326	95,649,466,456
Cost of shares redeemed	(38,002,134,400)	(98,373,870,147)
Net increase (decrease) in net assets and shares resulting from share transactions	(2,426,373,074)	(2,724,403,691)
Total increase (decrease) in net assets	(2,426,337,013)	(2,724,391,738)

Net Assets
Beginning of period	15,244,675,130	17,969,066,868
End of period (including undistributed net investment income of $3,237 and $0, respectively)	$ 12,818,338,117	$ 15,244,675,130

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended November 30, 2012	Years ended May 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	.001	.001	.002	.002	.014	.043
Net realized and unrealized gain (loss) F	-	-	-	-	-	-
Total from investment operations	.001	.001	.002	.002	.014	.043
Distributions from net investment income	(.001)	(.001)	(.002)	(.002)	(.014)	(.043)
Distributions from net realized gain	-	-	-	- F	-	-
Total distributions	(.001)	(.001)	(.002)	(.002)	(.014)	(.043)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B,C	.09%	.13%	.22%	.21%	1.43%	4.37%
Ratios to Average Net Assets E
Expenses before reductions D	-% A	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any D	-% A	-%	-%	-%	-%	-%
Expenses net of all reductions D	-% A	-%	-%	-%	-%	-%
Net investment income (loss)	.18% A	.13%	.22%	.21%	1.61%	4.18%
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,818,338	$ 15,244,675	$ 17,969,067	$ 20,536,438	$ 13,922,358	$ 23,217,668

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended November 30, 2012 (Unaudited)

1. Organization.

Fidelity® Securities Lending Cash Central Fund (the Fund) is a fund of Fidelity Revere Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Shares of the Fund are only offered to other investment companies and accounts (the Investing Funds) managed by Fidelity Management & Research Company (FMR), or its affiliates.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ -
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation) on securities and other investments	$ -

Tax cost	$ 12,987,433,814

Semiannual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At May 31, 2012, capital loss carryforwards were as follows:

Fiscal year of expiration
2018	$ (1,152,556)
No expiration
Short-term	(16)
Total capital loss carryforward	$ (1,152,572)

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Reverse Repurchase Agreements. To enhance its yield, the Fund may enter into reverse repurchase agreements whereby the Fund transfers securities to a counterparty who then agrees to transfer them back to the Fund at a future date and agreed upon price, reflecting a rate of interest below market rate. Securities sold under a reverse repurchase agreement are recorded as a liability in the accompanying Statement of Assets and Liabilities. The Fund receives cash proceeds, which are invested in other securities, and agrees to repay the proceeds plus any accrued interest in return for the same securities transferred. The Fund continues to receive interest payments on the transferred securities during the term of the reverse repurchase agreement. During the period that a reverse repurchase agreement is outstanding, the Fund identifies cash and liquid securities as segregated in its custodian records with a value at least equal to its obligation under the agreement. If the counterparty defaults on its obligation, because of insolvency or other reasons, the Fund could experience delays and costs in recovering the security or in gaining access to the collateral. The average balance during

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Reverse Repurchase Agreements - continued

the period for which reverse repurchase agreements were outstanding subject to interest amounted to $65,538,313. The weighted average interest rate was .03% on such amounts. Information regarding reverse repurchase agreements open at period end is included at the end of the Fund's Schedule of Investments.

3. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with FIMM, FMR pays FIMM a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Trustees, and certain exceptions such as interest expense.

4. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $28,123.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $728.

5. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the Fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Securities Lending Cash Central Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, Operations, Audit, and Governance and Nominating, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2012 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract is fair and reasonable.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, Fidelity Investments Money Management, Inc., and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Semiannual Report

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, and compensating investment personnel. The Board also noted that Fidelity Management & Research Company (FMR) has continued to increase the resources devoted to non U.S. offices, including expansion of Fidelity's global investment organization. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance, but did not consider performance to be a material factor in its decision to renew the fund's Advisory Contracts, as the fund is not publicly offered as a stand-alone investment product. In this regard, the Board noted that the fund is designed to offer a liquid investment option for other investment companies and accounts managed by FMR or its affiliates and ultimately to enhance the performance of those investment companies and accounts.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered that while the fund does not pay a management fee, FMR pays a management fee on behalf of the fund and receives fees for providing services to funds that invest in the fund. The Board also noted that FMR bears all expenses of the fund, except expenses related to the fund's investment activities (primarily custody expenses). Based on its review, the Board concluded that the management fee paid on behalf of the fund and the fund's total expense ratio were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, as well as the profitability of each fund that invests in this fund.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities.

Economies of Scale. The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities, economies of scale cannot be realized by the fund.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the compensation paid to fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) regulatory and industry developments, including those affecting money market funds and target date funds, and the potential impact to Fidelity; (viii) Fidelity's transfer agent fees, expenses, and services, and drivers for determining the transfer agent fee structure of different funds and classes; (ix) management fee rates charged by FMR or Fidelity entities to other Fidelity clients; (x) the allocation of and historical trends in Fidelity's realization of fall-out benefits; and (xi) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Semiannual Report

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Fidelity® Cash Central Fund

Semiannual Report

November 30, 2012

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

TCC-SANN-0113
1.734014.112

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2012 to November 30, 2012).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value June 1, 2012	Ending Account Value November 30, 2012	Expenses Paid During Period* June 1, 2012 to November 30, 2012
Actual	.0006%	$ 1,000.00	$ 1,000.90	$ .00**
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,025.07	$ .00**

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

** Amount represents less than $.01.

Semiannual Report

Investment Changes (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 11/30/12	% of fund's investments 5/31/12	% of fund's investments 11/30/11
1 - 7	54.7	67.1	60.2
8 - 30	7.6	6.0	9.4
31 - 60	13.0	3.1	7.2
61 - 90	8.5	5.5	4.6
91 - 180	11.5	14.5	11.7
> 180	4.7	3.8	6.9
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	11/30/12	5/31/12	11/30/11
Fidelity Cash Central Fund	44 Days	37 Days	38 Days
All Taxable Money Market Funds Average*	50 Days	46 Days	43 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	11/30/12	5/31/12	11/30/11
Fidelity Cash Central Fund	57 Days	41 Days	51 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)
As of November 30, 2012	As of May 31, 2012
Certificates of Deposit 4.6%	Certificates of Deposit 4.2%
Commercial Paper 1.8%	Commercial Paper 0.0%
Interfund Loans† 0.0%	Interfund Loans 0.0%
Treasury Debt 11.6%	Treasury Debt 14.1%
Government Agency Debt 34.0%	Government Agency Debt 19.8%
Other Instruments 9.9%	Other Instruments 15.6%
Repurchase Agreements 39.4%	Repurchase Agreements 46.8%
Net Other Assets (Liabilities)** (1.3)%	Net Other Assets (Liabilities)** (0.5)%

* Source: iMoneyNet, Inc.

** Net Other Assets (Liabilities) are not included in the pie chart.

† Amount represents less than 0.1%

Semiannual Report

Investments November 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Certificate of Deposit - 4.6%
	Yield (a)	Principal Amount	Value
New York Branch, Yankee Dollar, Foreign Banks - 4.6%
Bank of Tokyo-Mitsubishi UFJ Ltd.
12/4/12	0.20%	$ 1,951,000,000	$ 1,951,000,000
Financial Company Commercial Paper - 1.8%

Lloyds TSB Bank PLC
12/7/12	0.20	775,000,000	774,974,167
Treasury Debt - 11.6%

U.S. Treasury Obligations - 11.6%
U.S. Treasury Bills
12/14/12 to 11/14/13	0.15 to 0.20 (c)	3,189,430,000	3,188,052,631
U.S. Treasury Notes
12/31/12 to 11/30/13	0.15 to 0.23	1,671,000,000	1,690,089,584
TOTAL TREASURY DEBT			4,878,142,215
Government Agency Debt - 34.0%

Federal Agencies - 34.0%
Fannie Mae
12/11/12 to 5/7/13	0.14 to 0.21	3,286,901,000	3,290,591,214
Federal Farm Credit Bank
2/15/13	0.20	9,600,000	9,598,831
Federal Home Loan Bank
12/12/12 to 2/27/13	0.14 to 0.16	356,276,000	356,185,898
12/5/12 to 6/5/14	0.14 to 0.22 (d)	7,737,985,000	7,738,477,035
Government Agency Debt - continued
	Yield (a)	Principal Amount	Value
Federal Agencies - continued
Freddie Mac
12/5/14	0.00% (d)	$ 50,000,000	$ 50,000,000
12/5/14	0.00 (d)	50,000,000	50,000,000
12/5/14	0.00 (d)	50,000,000	50,000,000
12/5/14	0.00 (d)	44,000,000	44,000,000
12/5/14	0.00 (d)	38,000,000	38,000,000
12/3/12 to 10/30/13	0.14 to 0.20	2,671,808,000	2,678,574,563
TOTAL GOVERNMENT AGENCY DEBT			14,305,427,541
Other Instrument - 9.9%

Time Deposits - 9.9%
Citibank NA
12/3/12	0.18	1,700,000,000	1,700,000,000
Commerzbank AG
12/3/12	0.21	800,000,000	800,000,000
Natixis SA
12/3/12	0.21	1,680,000,000	1,680,000,000
TOTAL OTHER INSTRUMENT			4,180,000,000
Interfund Loans - 0.0%

With Fidelity Blue Chip Growth Fund at 0.45% due 12/3/12 (b)	18,455,000	18,455,000
Government Agency Repurchase Agreement - 20.4%
	Maturity Amount	Value
In a joint trading account at:
0.21% dated 11/30/12 due 12/3/12 (Collateralized by U.S. Government Obligations) #	$ 3,760,144,604	$ 3,760,078,000
0.22% dated 11/30/12 due 12/3/12 (Collateralized by U.S. Government Obligations) #	68,322,243	68,321,000
With:
Barclays Capital, Inc. at 0.19%, dated:
11/27/12 due 12/4/12 (Collateralized by U.S. Government Obligations valued at $397,808,088, 3% - 6%, 8/20/27 - 11/20/42)	390,014,408	390,000,000
11/28/12 due:
12/5/12 (Collateralized by U.S. Government Obligations valued at $797,661,049, 3.5% - 4%, 10/1/41 - 7/1/42)	782,028,891	782,000,000
12/6/12 (Collateralized by U.S. Government Obligations valued at $398,830,525, 3% - 3.5%, 7/1/42 - 11/1/42)	391,016,509	391,000,000
Credit Suisse Securities (USA) LLC at:
0.19%, dated:
11/27/12 due 12/4/12 (Collateralized by U.S. Government Obligations valued at $397,812,598, 2.5% - 7%, 6/1/23 - 11/1/42)	390,014,408	390,000,000
11/28/12 due 12/5/12 (Collateralized by U.S. Government Obligations valued at $398,824,376, 4% - 6.5%, 4/15/25 - 11/20/42)	391,014,445	391,000,000
0.25%, dated 11/21/12 due 2/20/13 (Collateralized by U.S. Government Obligations valued at $266,238,332, 3% - 4%, 10/20/42 - 11/20/42)	261,164,938	261,000,000
Deutsche Bank Securities, Inc. at 0.22%, dated 11/30/12 due 12/7/12 (Collateralized by U.S. Government Obligations valued at $196,863,609, 3% - 4%, 10/20/41 - 11/20/42)	193,008,256	193,000,000
Merrill Lynch, Pierce, Fenner & Smith at 0.21%, dated 11/30/12 due 12/7/12 (Collateralized by U.S. Government Obligations valued at $785,413,745, 2.15% - 6%, 1/1/19 - 12/1/42)	770,031,442	770,000,000
Morgan Stanley & Co., Inc. at 0.19%, dated 11/28/12 due 12/5/12 (Collateralized by U.S. Government Obligations valued at $1,196,491,574, 2.3% - 8%, 7/1/13 - 11/1/42)	1,173,043,336	1,173,000,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENT		8,569,399,000
Treasury Repurchase Agreement - 18.9%
	Maturity Amount	Value
In a joint trading account at 0.22% dated 11/30/12 due 12/3/12
(Collateralized by U.S. Treasury Obligations) #	$ 1,490,093,381	$ 1,490,066,000
(Collateralized by U.S. Treasury Obligations) #	76,248,385	76,247,000
With:
BMO Capital Markets Corp. at 0.21%, dated 11/30/12 due 12/3/12 (Collateralized by U.S. Treasury Obligations valued at $982,256,356, 0% - 9.25%, 8/15/13 - 11/15/41)	963,016,853	963,000,000
BNP Paribas Securities Corp. at 0.22%, dated:
11/1/12 due 12/3/12 (Collateralized by U.S. Treasury Obligations valued at $589,675,294, 0% - 5.13%, 2/21/13 - 5/15/21)	578,113,031	578,000,000
11/2/12 due 12/3/12 (Collateralized by U.S. Treasury Obligations valued at $416,624,228, 2.75% - 6.38%, 8/15/27 - 8/15/42)	406,076,914	406,000,000
Credit Suisse Securities (USA) LLC at:
0.17%, dated 11/28/12 due 12/5/12 (Collateralized by U.S. Treasury Obligations valued at $398,824,753, 1.25% - 2.75%, 10/31/13 - 9/30/15)	391,012,925	391,000,000
0.2%, dated 11/30/12 due 12/7/12: (Collateralized by U.S. Treasury Obligations valued at $392,707,098, 5.25%, 2/15/29)	385,014,972	385,000,000
(Collateralized by U.S. Treasury Obligations valued at $785,888,956, 0.25% - 3.75%, 11/30/13 - 8/15/41)	770,029,944	770,000,000
Deutsche Bank Securities, Inc. at 0.17%, dated 11/27/12 due 12/4/12 (Collateralized by U.S. Treasury Obligations valued at $796,183,492, 0% - 8.88%, 1/24/13 - 2/15/42)	780,025,783	780,000,000
Federal Reserve Bank of New York at 0.18%, dated 11/30/12 due 12/3/12 (Collateralized by U.S. Treasury Obligations valued at $10,004,743, 1%, 8/31/16)	10,000,150	10,000,000
Goldman Sachs & Co. at:
0.18%, dated 11/27/12 due 12/4/12 (Collateralized by U.S. Treasury Obligations valued at $598,597,785, 1.75% - 8.88%, 7/31/15 - 5/15/42)	585,020,475	585,000,000
0.19%, dated 11/30/12 due 12/7/12 (Collateralized by U.S. Treasury Obligations valued at $392,706,305, 1% - 2.88%, 3/31/18 - 9/30/19)	385,014,224	385,000,000
Treasury Repurchase Agreement - continued
	Maturity Amount	Value
With: - continued
HSBC Securities, Inc. at 0.19%, dated 11/30/12 due 12/7/12 (Collateralized by U.S. Treasury Obligations valued at $352,773,425, 0.5% - 4.38%, 8/15/14 - 5/15/40)	$ 345,012,746	$ 345,000,000
Merrill Lynch, Pierce, Fenner & Smith at 0.2%, dated 11/9/12 due 12/7/12 (Collateralized by U.S. Treasury Obligations valued at $782,444,362, 0% - 0.63%, 1/3/13 - 5/31/17)	767,136,356	767,000,000
TOTAL TREASURY REPURCHASE AGREEMENT		7,931,313,000
Other Repurchase Agreement - 0.1%

Other Repurchase Agreement - 0.1%
With ING Financial Markets LLC at 0.32%, dated 11/15/12 due 12/7/12 (Collateralized by Corporate Obligations valued at $40,945,635,0% - 6.75%, 3/1/14 - 12/1/40)	39,010,053	39,000,000
TOTAL INVESTMENT PORTFOLIO - 101.3% (Cost $42,647,710,923)		42,647,710,923
NET OTHER ASSETS (LIABILITIES) - (1.3)%		(563,954,315)
NET ASSETS - 100%		$ 42,083,756,608
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b) Loan is with an affiliated fund.

(c) Security or a portion of the security was pledged to cover open reverse repurchase agreements. At the period end, the value of securities pledged amounted to $149,998,350. The principal amount of the outstanding reverse repurchase agreement is $150,000,000.

(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$3,760,078,000 due 12/03/12 at 0.21%
Citigroup Global Markets, Inc.	$ 754,582,690
Credit Suisse Securities (USA) LLC	570,755,280
HSBC Securities (USA), Inc.	1,006,110,254
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1,106,721,279
Mizuho Securities USA, Inc.	70,380,934
UBS Securities LLC	251,527,563
$ 3,760,078,000
Repurchase Agreement / Counterparty	Value
$1,490,066,000 due 12/03/12 at 0.22%
BNP Paribas Securities Corp.	$ 702,044,878
Credit Suisse Securities (USA) LLC	330,407,179
Mizuho Securities USA, Inc.	330,407,179
RBC Capital Markets Corp.	127,206,764
$ 1,490,066,000
$76,247,000 due 12/03/12 at 0.22%
BNP Paribas Securities Corp.	$ 39,928,524
Barclays Capital, Inc.	21,238,577
Merrill Lynch, Pierce, Fenner & Smith, Inc.	15,079,899
$ 76,247,000
$68,321,000 due 12/03/12 at 0.22%
Citibank NA	$ 10,902,287
Merrill Lynch, Pierce, Fenner & Smith, Inc.	42,882,330
UBS Securities LLC	14,536,383
$ 68,321,000
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	November 30, 2012 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $16,539,712,000) - See accompanying schedule: Unaffiliated issuers (cost $42,629,255,923)	$ 42,629,255,923
Other affiliated issuers (cost $18,455,000)	18,455,000
Total Investments (cost $42,647,710,923)		$ 42,647,710,923
Cash		1,113,669
Receivable for fund shares sold		193,075,906
Interest receivable		22,320,474
Other affiliated receivables		903
Other receivables		133,792
Total assets		42,864,355,667

Liabilities
Payable for investments purchased	$ 430,939,190
Payable for fund shares redeemed	193,075,906
Distributions payable	6,368,883
Payable for reverse repurchase agreement	150,000,000
Other payables and accrued expenses	215,080
Total liabilities		780,599,059

Net Assets		$ 42,083,756,608
Net Assets consist of:
Paid in capital		$ 42,084,157,929
Distributions in excess of net investment income		(33,710)
Accumulated undistributed net realized gain (loss) on investments		(367,611)
Net Assets, for 42,076,503,883 shares outstanding		$ 42,083,756,608
Net Asset Value, offering price and redemption price per share ($42,083,756,608 ÷ 42,076,503,883 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended November 30, 2012 (Unaudited)

Investment Income
Interest (including $52,687 from affiliated interfund lending)		$ 38,519,113

Expenses
Custodian fees and expenses	$ 118,967
Independent trustees' compensation	80,425
Interest	14,603
Total expenses before reductions	213,995
Expense reductions	(91,684)	122,311
Net investment income (loss)		38,396,802
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		83,520
Net increase in net assets resulting from operations		$ 38,480,322

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended November 30, 2012 (Unaudited)	Year ended May 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 38,396,802	$ 43,631,197
Net realized gain (loss)	83,520	20,015
Net increase in net assets resulting from operations	38,480,322	43,651,212
Distributions to shareholders from net investment income	(38,369,233)	(43,631,200)
Affiliated share transactions at net asset value of $1.00 per share Proceeds from sales of shares	132,436,683,791	267,824,409,008
Reinvestment of distributions	49,824	26,348
Cost of shares redeemed	(132,197,554,889)	(258,965,687,229)
Net increase (decrease) in net assets and shares resulting from share transactions	239,178,726	8,858,748,127
Total increase (decrease) in net assets	239,289,815	8,858,768,139

Net Assets
Beginning of period	41,844,466,793	32,985,698,654
End of period (including distributions in excess of net investment income of $33,710 and distributions in excess of net investment income of $61,279, respectively)	$ 42,083,756,608	$ 41,844,466,793

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended November 30, 2012	Years ended May 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	.001	.001	.002	.003	.014	.043
Distributions from net investment income	(.001)	(.001)	(.002)	(.003)	(.014)	(.043)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.09%	.13%	.21%	.26%	1.41%	4.34%
Ratios to Average Net Assets E
Expenses before reductions D	-% A	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any D	-% A	-%	-%	-%	-%	-%
Expenses net of all reductions D	-% A	-%	-%	-%	-%	-%
Net investment income (loss)	.18% A	.13%	.20%	.25%	1.54%	4.29%
Supplemental Data
Net assets, end of period (000 omitted)	$ 42,083,757	$ 41,844,467	$ 32,985,699	$ 24,885,794	$ 18,894,544	$ 32,412,258

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended November 30, 2012 (Unaudited)

1. Organization.

Fidelity® Cash Central Fund (the Fund) is a fund of Fidelity Revere Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Shares of the Fund are only offered to other investment companies and accounts (the Investing Funds) managed by Fidelity Management & Research Company (FMR), or its affiliates.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis

Semiannual Report

2. Significant Accounting Policies - continued

Expenses - continued

of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation and capital loss carryforwards.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ -
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation) on securities and other investments	$ -

Tax cost	$ 42,647,710,923

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At May 31, 2012, capital loss carryforwards were as follows:

Fiscal year of expiration
2018	$ (451,131)

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Reverse Repurchase Agreements. To enhance its yield, the Fund may enter into reverse repurchase agreements whereby the Fund transfers securities to a counterparty who then agrees to transfer them back to the Fund at a future date and agreed upon price, reflecting a rate of interest below market rate. Securities sold under a reverse repurchase agreement are recorded as a liability in the accompanying Statement of Assets and Liabilities. The Fund receives cash proceeds, which are invested in other securities, and agrees to repay the proceeds plus any accrued interest in return for the same securities transferred. The Fund continues to receive interest payments on the transferred securities during the term of the reverse repurchase agreement. During the period that a reverse repurchase agreement is outstanding, the Fund identifies cash and liquid securities as segregated in its custodian records with a value at least equal to its obligation under the agreement. If the counterparty defaults on its obligation, because of insolvency or other reasons, the Fund could experience delays and costs in recovering the security or in gaining access to the collateral. The average balance during the period for which reverse repurchase agreements were outstanding subject to interest amounted to $142,527,863. The weighted average interest rate was .03% on such amounts.

Semiannual Report

2. Significant Accounting Policies - continued

Reverse Repurchase Agreements - continued

Information regarding reverse repurchase agreements open at period end is included at the end of the Fund's Schedule of Investments.

3. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with FIMM, FMR pays FIMM a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Trustees, and certain exceptions such as interest expense.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. Any open loans at period end are presented under the caption "Interfund Loans" in the Fund's Schedule of Investments with accrued interest included in Other affiliated receivables on the Statement of Assets and Liabilities. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate
Lender	$ 12,766,934.42%

4. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $80,425.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $11,259.

5. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Other - continued

also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the Fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Cash Central Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, Operations, Audit, and Governance and Nominating, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2012 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract is fair and reasonable.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, Fidelity Investments Money Management, Inc., and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, and compensating investment personnel. The Board also noted that Fidelity Management & Research Company (FMR) has continued to increase the resources devoted to non U.S. offices, including expansion of Fidelity's global investment organization. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance, but did not consider performance to be a material factor in its decision to renew the fund's Advisory Contracts, as the fund is not publicly offered as a stand-alone investment product. In this regard, the Board noted that the fund is designed to offer a liquid investment option for other investment companies and accounts managed by FMR or its affiliates and ultimately to enhance the performance of those investment companies and accounts.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered that while the fund does not pay a management fee, FMR pays a management fee on behalf of the fund and receives fees for providing services to funds that invest in the fund. The Board also noted that FMR bears all expenses of the fund, except expenses related to the fund's investment activities (primarily custody expenses). Based on its review, the Board concluded that the management fee paid on behalf of the fund and the fund's total expense ratio were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Semiannual Report

Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, as well as the profitability of each fund that invests in this fund.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities.

Economies of Scale. The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities, economies of scale cannot be realized by the fund.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the compensation paid to fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) regulatory and industry developments, including those affecting money market funds and target date funds, and the potential impact to Fidelity; (viii) Fidelity's transfer agent fees, expenses, and services, and drivers for determining the transfer agent fee structure of different funds and classes; (ix) management fee rates charged by FMR or Fidelity entities to other Fidelity clients; (x) the allocation of and historical trends in Fidelity's realization of fall-out benefits; and (xi) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Fidelity® Municipal
Cash Central Fund

Semiannual Report

November 30, 2012

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

MCC-SANN-0113
1.734025.112

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2012 to November 30, 2012).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value June 1, 2012	Ending Account Value November 30, 2012	Expenses Paid During Period* June 1, 2012 to November 30, 2012
Actual	.0013%	$ 1,000.00	$ 1,001.00	$ .01
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,025.06	$ .01

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 11/30/12	% of fund's investments 5/31/12	% of fund's investments 11/30/11
1 - 7	100.0	100.0	99.8
8 - 30	0.0	0.0	0.2
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	11/30/12	5/31/12	11/30/11
Fidelity Municipal Cash Central Fund	4 Days	3 Days	3 Days
All Tax-Free Money Market Funds Average*	35 Days	24 Days	33 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	11/30/12	5/31/12	11/30/11
Fidelity Municipal Cash Central Fund	4 Days	3 Days	3 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)
As of November 30, 2012	As of May 31, 2012
Variable Rate Demand Notes (VRDNs) 99.6%	Variable Rate Demand Notes (VRDNs) 99.3%
Other Municipal Debt 0.4%	Other Municipal Debt 0.6%
Net Other Assets (Liabilities) 0.0%†	Net Other Assets (Liabilities) 0.1%

* Source: iMoneyNet, Inc.

† Amount represents less than 0.1%.

Semiannual Report

Investments November 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 99.6%
	Principal Amount	Value
Alabama - 3.1%
Auburn Univ. Gen. Fee Rev. Participating VRDN Series WF 11 53 C, 0.19% 12/7/12 (Liquidity Facility Wells Fargo Bank NA) (a)(c)	$ 7,015,000	$ 7,015,000
Columbia Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.) Series 1995 C, 0.17% 12/3/12, VRDN (a)	13,000,000	13,000,000
Daphne-Villa Mercy Spl. Care Facilities Fing. Auth. Rev. (Mercy Med. Hosp. Proj.) 0.18% 12/7/12, LOC Wells Fargo Bank NA, VRDN (a)	9,700,000	9,700,000
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.45% 12/7/12, VRDN (a)(b)	2,500,000	2,500,000
Mobile Indl. Dev. Board Exempt Facilities Rev. Series 1997, 0.18% 12/7/12 (Kimberly-Clark Corp. Guaranteed), VRDN (a)	3,000,000	3,000,000
Mobile Indl. Dev. Board Rev. (Alabama Pwr. Theodore Plant Proj.) Series A, 0.2% 12/3/12, VRDN (a)(b)	10,000,000	10,000,000
Walker County Econ. & Indl. Dev. Auth. Solid Waste Disp. Rev. (Alabama Pwr. Co. Plant Gorgas Proj.) Series 2007, 0.2% 12/3/12, VRDN (a)(b)	19,000,000	19,000,000
West Jefferson Indl. Dev. Board Solid Waste Disp. Rev. (Alabama Pwr. Co. Miller Plant Proj.) Series 2008, 0.2% 12/3/12, VRDN (a)(b)	81,255,000	81,255,000
Wilsonville Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Gaston Plant Proj.) Series 2008, 0.2% 12/3/12, VRDN (a)(b)	25,790,000	25,790,000
		171,260,000
Alaska - 0.9%
Alaska Indl. Dev. & Export Auth. Rev. Participating VRDN Series RBC O 49, 0.16% 12/7/12 (Liquidity Facility Royal Bank of Canada) (a)(c)	3,300,000	3,300,000
Valdez Marine Term. Rev.:
(ConocoPhillips Proj.):
Series 1994 A, 0.17% 12/7/12 (ConocoPhillips Guaranteed), VRDN (a)	3,700,000	3,700,000
0.17% 12/7/12, VRDN (a)	1,800,000	1,800,000
(Exxon Pipeline Co. Proj.) Series 1985, 0.16% 12/3/12 (Exxon Mobil Corp. Guaranteed), VRDN (a)	3,645,000	3,645,000
(Phillips Trans. Alaska, Inc. Proj.):
Series 1994 B, 0.17% 12/7/12 (ConocoPhillips Guaranteed), VRDN (a)	33,795,000	33,795,000
Series 1994 C, 0.22% 12/7/12 (ConocoPhillips Guaranteed), VRDN (a)	5,000,000	5,000,000
		51,240,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Arizona - 0.4%
Arizona Trans. Board Hwy. Rev. Participating VRDN Series WF 11 138C, 0.19% 12/7/12 (Liquidity Facility Wells Fargo Bank NA) (a)(c)	$ 1,435,000	$ 1,435,000
Coconino County Poll. Cont. Corp. Rev. (Arizona Pub. Svc. Co. Navajo Proj.) Series 2009 B, 0.2% 12/3/12, LOC JPMorgan Chase Bank, VRDN (a)(b)	8,110,000	8,110,000
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Glenn Oaks Apts. Proj.) Series 2001, 0.24% 12/7/12, LOC Fannie Mae, VRDN (a)(b)	3,100,325	3,100,325
(San Angelin Apts. Proj.) Series 2004, 0.17% 12/7/12, LOC Fannie Mae, VRDN (a)(b)	1,800,000	1,800,000
(San Martin Apts. Proj.) Series A1, 0.17% 12/7/12, LOC Fannie Mae, VRDN (a)(b)	2,300,000	2,300,000
(San Miguel Apts. Proj.) Series 2003, 0.17% 12/7/12, LOC Fannie Mae, VRDN (a)(b)	1,300,000	1,300,000
Mesa Util. Sys. Rev. Participating VRDN Series ROC II R 11959X, 0.17% 12/7/12 (Liquidity Facility Citibank NA) (a)(c)	2,750,000	2,750,000
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Participating VRDN Series ROC II R 12311, 0.16% 12/7/12 (Liquidity Facility Citibank NA) (a)(c)	1,900,000	1,900,000
Tempe Indl. Dev. Auth. Rev. (ASUF Brickyard Proj.) Series 2004 A, 0.18% 12/7/12, LOC Bank of America NA, VRDN (a)	1,000,000	1,000,000
		23,695,325
Arkansas - 0.0%
Arkansas Dev. Fin. Auth. Multi-family Hsg. Rev. (Kiehl Partners LP Proj.) Series 2004 A, 0.21% 12/7/12, LOC Fannie Mae, VRDN (a)	980,000	980,000
California - 10.1%
ABAG Fin. Auth. for Nonprofit Corps. Rev. (On Lok Sr. Health Svcs. Proj.) Series 2008, 0.13% 12/7/12, LOC Wells Fargo Bank NA, VRDN (a)	3,285,000	3,285,000
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Participating VRDN Series II R 11901, 0.17% 12/7/12 (Liquidity Facility Citibank NA) (a)(c)	2,035,000	2,035,000
California Dept. of Wtr. Resources Pwr. Supply Rev. Participating VRDN Series Putters 4059, 0.18% 12/3/12 (Liquidity Facility JPMorgan Chase & Co.) (a)(c)	7,220,000	7,220,000
California Edl. Facilities Auth. Rev. Participating VRDN Series Putters 4209, 0.18% 12/3/12 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	8,815,000	8,815,000
California Gen. Oblig.:
Participating VRDN Series Putters 4265, 0.18% 12/3/12 (Liquidity Facility JPMorgan Chase & Co.) (a)(c)	30,825,000	30,825,000
Variable Rate Demand Note - continued
	Principal Amount	Value
California - continued
California Gen. Oblig.: - continued
Series 2004 A1, 0.16% 12/3/12, LOC Citibank NA, VRDN (a)	$ 24,335,000	$ 24,335,000
California Health Facilities Fing. Auth. Rev. (St. Joseph Health Sys. Proj.) Series 2011 B, 0.18% 12/3/12, LOC U.S. Bank NA, Cincinnati, VRDN (a)	7,510,000	7,510,000
California Hsg. Fin. Agcy. Rev. (Home Mtg. Prog.):
Series 2003 M, 0.17% 12/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(b)	3,020,000	3,020,000
Series 2005 D, 0.17% 12/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(b)	1,935,000	1,935,000
California Infrastructure & Econ. Dev. Bank Rev.:
(JSerra Catholic High School Proj.) Series 2009 A, 0.13% 12/7/12, LOC Wells Fargo Bank NA, VRDN (a)	24,500,000	24,500,000
(Pacific Gas and Elec. Co. Proj.) Series 2009 C, 0.15% 12/3/12, LOC Sumitomo Mitsui Banking Corp., VRDN (a)	14,800,000	14,800,000
(The Contemporary Jewish Museum Proj.) Series 2006, 0.18% 12/3/12, LOC Bank of America NA, VRDN (a)	6,250,000	6,250,000
California Poll. Cont. Fing. Auth. Ctfs. of Prtn. (Pacific Gas & Elec. Co. Proj.) Series 1997 B, 0.19% 12/3/12, LOC JPMorgan Chase Bank, VRDN (a)(b)	2,700,000	2,700,000
California Statewide Cmntys. Dev. Auth. Gas Supply Rev. Series 2010, 0.15% 12/7/12 (Liquidity Facility Royal Bank of Canada), VRDN (a)	7,100,000	7,100,000
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev.:
(Coventry Place Apts. Proj.) Series 2002 JJ, 0.22% 12/7/12, LOC Fannie Mae, VRDN (a)(b)	5,165,000	5,165,000
(Irvine Apt. Cmntys. LP Proj.):
Series 2001 W1, 0.19% 12/3/12, LOC Wells Fargo Bank NA, VRDN (a)(b)	14,600,000	14,600,000
Series 2001 W2, 0.19% 12/3/12, LOC Wells Fargo Bank NA, VRDN (a)(b)	31,500,000	31,500,000
Series 2001 W3, 0.19% 12/3/12, LOC Wells Fargo Bank NA, VRDN (a)(b)	18,000,000	18,000,000
(The Crossings at Elk Grove Apts.) Series H, 0.17% 12/7/12, LOC Citibank NA, VRDN (a)(b)	7,550,000	7,550,000
(Valley Palms Apts. Proj.) Series 2002 C, 0.18% 12/7/12, LOC Fannie Mae, VRDN (a)(b)	15,300,000	15,300,000
California Statewide Cmntys. Dev. Auth. Rev.:
(North Peninsula Jewish Campus Proj.) 0.18% 12/3/12, LOC Bank of America NA, VRDN (a)	4,400,000	4,400,000
(The Archer School for Girls, Inc. Proj.) Series 2005, 0.2% 12/7/12, LOC Wells Fargo Bank NA, VRDN (a)	10,115,000	10,115,000
Variable Rate Demand Note - continued
	Principal Amount	Value
California - continued
Calleguas-Las Virgenes Pub. Fing. Auth. Rev. (Calleguas Muni. Wtr. District Proj.) Series 2008 A, 0.13% 12/7/12, LOC Wells Fargo Bank NA, VRDN (a)	$ 6,000,000	$ 6,000,000
Camarillo City Multi-family Hsg. Rev. (Hacienda de Camarillo Proj.) Series 1996, 0.18% 12/7/12, LOC Fannie Mae, VRDN (a)(b)	11,200,000	11,200,000
Irvine Unified School District Cmnty. Facilities District Series 2012 B, 0.18% 12/3/12, LOC Bank of America NA, VRDN (a)	15,500,000	15,500,000
Los Angeles Cmnty. College District Participating VRDN Series Floaters 56 C, 0.19% 12/7/12 (Liquidity Facility Wells Fargo & Co.) (a)(c)	4,800,000	4,800,000
Los Angeles Dept. of Wtr. & Pwr. Rev. Participating VRDN Series putters 4221, 0.18% 12/3/12 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	7,500,000	7,500,000
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Participating VRDN:
Series ROC II R 12322, 0.17% 12/3/12 (Liquidity Facility Citibank NA) (a)(c)	37,405,000	37,405,000
Series ROC II R 12326, 0.17% 12/3/12 (Liquidity Facility Citibank NA) (a)(c)	38,360,000	38,360,000
Los Angeles Multi-family Hsg. Rev. (Colonia Corona Apts. Proj.) Series 2004 D, 0.21% 12/7/12, LOC Citibank NA, VRDN (a)(b)	2,600,000	2,600,000
Los Angeles Unified School District Participating VRDN Series Putters 4252, 0.18% 12/3/12 (Liquidity Facility JPMorgan Chase & Co.) (a)(c)	27,910,000	27,910,000
Los Angeles Wastewtr. Sys. Rev. Series 2008 A, 0.16% 12/7/12, LOC JPMorgan Chase Bank, VRDN (a)	9,210,000	9,210,000
Milpitas Multi-family Rev. (Crossing at Montague Proj.) Series A, 0.17% 12/7/12, LOC Fannie Mae, VRDN (a)(b)	16,000,000	16,000,000
Sacramento County Sanitation District Fing. Auth. Rev. (Sacramento Reg'l. County Sanitation District Proj.) Series 2008 B, 0.18% 12/3/12, LOC Morgan Stanley Bank, West Valley City Utah, VRDN (a)	41,000,000	41,000,000
Sacramento Hsg. Auth. Multi-family Rev. (Phoenix Park II Apts. Proj.) 0.22% 12/7/12, LOC Citibank NA, VRDN (a)(b)	8,030,000	8,030,000
Sacramento Redev. Agcy. Multi-family Hsg. Rev. (18th & L Apts. Proj.) Series 2002 E, 0.18% 12/7/12, LOC Fannie Mae, VRDN (a)(b)	12,600,000	12,600,000
San Diego Cmnty. College District Participating VRDN Series WF11 87C, 0.19% 12/7/12 (Liquidity Facility Wells Fargo Bank NA) (a)(c)	9,990,000	9,990,000
Variable Rate Demand Note - continued
	Principal Amount	Value
California - continued
San Francisco City & County Multi-family Hsg. Rev. (8th & Howard Family Apts. Proj.) Series 2000 B, 0.24% 12/7/12, LOC Citibank NA, VRDN (a)(b)	$ 4,005,000	$ 4,005,000
San Francisco City & County Redev. Agcy. Multi-family Hsg. Rev.:
(Antonia Manor Apts. Proj.) Series 2000 E, 0.21% 12/7/12, LOC Citibank NA, VRDN (a)(b)	1,950,000	1,950,000
(Mission Creek Cmnty. Proj.) Series B, 0.23% 12/7/12, LOC Citibank NA, VRDN (a)(b)	6,590,000	6,590,000
Univ. of California Revs. Participating VRDN Series MS 3066, 0.22% 12/7/12 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	10,993,250	10,993,250
Whittier Health Facilities Rev. (Presbyterian Intercommunity Hosp. Proj.) Series 2009 B, 0.14% 12/7/12, LOC U.S. Bank NA, Cincinnati, VRDN (a)	31,800,000	31,800,000
		554,403,250
Colorado - 0.7%
Colorado Gen. Fdg. Rev. Participating VRDN Series Putters 4251, 0.18% 12/3/12 (Liquidity Facility JPMorgan Chase & Co.) (a)(c)	2,630,000	2,630,000
Colorado Health Facilities Auth. Rev. (NCMC, Inc. Proj.) Series 2009 A, 0.19% 12/3/12, LOC Wells Fargo Bank NA, VRDN (a)	19,385,000	19,385,000
Colorado Reg'l. Trans. District Sales Tax Rev. Participating VRDN:
Series EGL 07 0036, 0.16% 12/7/12 (Liquidity Facility Citibank NA) (a)(c)	12,500,000	12,500,000
Series ROC II R 11918, 0.16% 12/7/12 (Liquidity Facility Citibank NA) (a)(c)	3,330,000	3,330,000
		37,845,000
Connecticut - 0.3%
Connecticut Health & Edl. Facilities Auth. Rev. Participating VRDN Series Putters 2862, 0.18% 12/3/12 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	7,735,000	7,735,000
Waterford Gen. Oblig. Participating VRDN Series Putters 4074, 0.18% 12/3/12 (Liquidity Facility JPMorgan Chase & Co.) (a)(c)	7,500,000	7,500,000
		15,235,000
Delaware - 0.5%
Delaware Econ. Dev. Auth. Rev.:
(Delmarva Pwr. & Lt. Co. Proj.):
Series 1993 C, 0.33% 12/7/12, VRDN (a)	6,300,000	6,300,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Delaware - continued
Delaware Econ. Dev. Auth. Rev.: - continued
(Delmarva Pwr. & Lt. Co. Proj.):
Series 1999 B, 0.48% 12/7/12, VRDN (a)(b)	$ 1,100,000	$ 1,100,000
(Peninsula United Methodist Homes, Inc. Proj.) Series A, 0.16% 12/3/12, LOC PNC Bank NA, VRDN (a)	21,595,000	21,595,000
		28,995,000
District Of Columbia - 0.9%
District of Columbia Rev.:
(American Univ. Proj.) Series 2008, 0.18% 12/3/12, LOC JPMorgan Chase Bank, VRDN (a)	3,500,000	3,500,000
(Medlantic/Helix Proj.) Series 1998 A Tranche I, 0.18% 12/3/12, LOC Wells Fargo Bank NA, VRDN (a)	25,725,000	25,725,000
District of Columbia Univ. Rev. (American Univ. Proj.) Series 2006 A, 0.17% 12/7/12, LOC JPMorgan Chase Bank, VRDN (a)	8,700,000	8,700,000
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Participating VRDN Series MT 813, 0.19% 12/7/12 (Liquidity Facility Bank of America NA) (a)(c)	2,455,000	2,455,000
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Series 2009 D1, 0.16% 12/7/12, LOC Bank of America NA, VRDN (a)	7,000,000	7,000,000
		47,380,000
Florida - 8.5%
Brevard County Indl. Dev. Rev. (Pivotal Util. Hldgs., Inc. Proj.) Series 2005, 0.16% 12/3/12 (AGL Resources, Inc. Guaranteed), LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)(b)	20,000,000	20,000,000
Broward County Edl. Facilities Auth. Rev. (Nova Southeastern Univ. Proj.) Series 2008 A, 0.17% 12/3/12, LOC Bank of America NA, VRDN (a)	4,580,000	4,580,000
Broward County Port Facilities Rev. (Port Everglades Proj.) Series 2008, 0.21% 12/7/12, LOC Bank of Nova Scotia New York Branch, VRDN (a)(b)	26,435,000	26,435,000
Coconut Creek Indl. Dev. Rev. (Elite Aluminum Corp. Proj.) Series 2002, 0.35% 12/7/12, LOC Bank of America NA, VRDN (a)(b)	1,940,000	1,940,000
Dade County Indl. Dev. Auth. Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) 0.18% 12/3/12, VRDN (a)	8,500,000	8,500,000
Dade County Indl. Dev. Auth. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 1993, 0.19% 12/3/12, VRDN (a)	25,750,000	25,750,000
Florida Board of Ed. Pub. Ed. Cap. Outlay Participating VRDN:
Series Putters 4094, 0.2% 12/3/12 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	7,445,000	7,445,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Florida - continued
Florida Board of Ed. Pub. Ed. Cap. Outlay Participating VRDN: - continued
Series WF11 60 C, 0.19% 12/7/12 (Liquidity Facility Wells Fargo Bank NA) (a)(c)	$ 7,555,000	$ 7,555,000
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev.:
(Clarcona Groves Apts. Proj.) Series A, 0.19% 12/7/12, LOC Citibank NA, VRDN (a)(b)	2,980,000	2,980,000
(Heather Glenn Apts. Proj.) Series 2003 H, 0.18% 12/7/12, LOC Fannie Mae, VRDN (a)(b)	6,460,000	6,460,000
(Pinnacle Pointe Apts. Proj.) Series 2003 N, 0.19% 12/7/12, LOC Citibank NA, VRDN (a)(b)	13,330,000	13,330,000
(Victoria Park Apts. Proj.) Series 2002 J, 0.17% 12/7/12, LOC Fannie Mae, VRDN (a)	8,920,000	8,920,000
Florida Hsg. Fin. Corp. Rev. (Tuscany Lakes Apts. Proj.) Series 2002 K1, 0.21% 12/7/12, LOC Fannie Mae, VRDN (a)(b)	10,000,000	10,000,000
Florida Muni. Pwr. Agcy. Rev. (All-Requirements Pwr. Supply Proj.) Series 2008 C, 0.17% 12/3/12, LOC Bank of America NA, VRDN (a)	30,400,000	30,400,000
Jacksonville Elec. Auth. Elec. Sys. Rev. Participating VRDN Series Putters 4235, 0.18% 12/3/12 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,050,000	5,050,000
Jacksonville Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 1995, 0.18% 12/3/12, VRDN (a)	49,000,000	49,000,000
JEA Wtr. & Swr. Sys. Rev. Participating VRDN Series Putters 4095, 0.2% 12/3/12 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	11,525,000	11,525,000
Manatee County Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 1994, 0.19% 12/3/12, VRDN (a)	16,160,000	16,160,000
Martin County Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2000, 0.2% 12/3/12, VRDN (a)	73,600,000	73,600,000
Miami-Dade County Indl. Dev. Auth. Rev. (Tarmac America Proj.) Series 2004, 0.22% 12/7/12, LOC Bank of America NA, VRDN (a)(b)	4,100,000	4,100,000
North Broward Hosp. District Rev. Series 2005 A, 0.15% 12/7/12, LOC Wells Fargo Bank NA, VRDN (a)	41,700,000	41,700,000
Ocean Hwy. & Port Auth. Rev. Series 1990, 0.22% 12/7/12, LOC Wells Fargo Bank NA, VRDN (a)(b)	1,400,000	1,400,000
Orange County Hsg. Fin. Auth. Multi-family Rev.:
(Regal Pointe Apts. Proj.) Series 1997 A, 0.18% 12/7/12, LOC Freddie Mac, VRDN (a)(b)	755,000	755,000
(West Point Villas Apts. Proj.) Series 2000 F, 0.19% 12/7/12, LOC Fannie Mae, VRDN (a)(b)	11,500,000	11,500,000
(Wtr. View Club Proj.) Series 1997 D, 0.19% 12/7/12, LOC Fannie Mae, VRDN (a)(b)	1,845,000	1,845,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Florida - continued
Palm Beach County Rev. (Norton Gallery and School of Art, Inc. Proj.) Series 1995, 0.22% 12/7/12, LOC Northern Trust Co., VRDN (a)	$ 3,250,000	$ 3,250,000
Pinellas County Health Facilities Auth. Rev. (BayCare Health Sys. Proj.) Series 2009 A1, 0.19% 12/3/12, LOC U.S. Bank NA, Cincinnati, VRDN (a)	25,270,000	25,270,000
Putnam County Dev. Auth. Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 1994, 0.19% 12/3/12, VRDN (a)	4,480,000	4,480,000
Saint Johns County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Ponce Hbr. Apts. Proj.) Series 2001 A, 0.19% 12/7/12, LOC Fannie Mae, VRDN (a)(b)	5,585,000	5,585,000
Sarasota County Pub. Hosp. District Hosp. Rev. (Sarasota Memorial Hosp. Proj.) Series 2009 B, 0.18% 12/3/12, LOC JPMorgan Chase Bank, VRDN (a)	5,000,000	5,000,000
South Florida Wtr. Mgmt. District Ctfs. of Prtn. Participating VRDN Series ROC II R 12313, 0.17% 12/3/12 (Liquidity Facility Citibank NA) (a)(c)	4,560,000	4,560,000
Tallahassee Energy Sys. Rev. Participating VRDN:
Series MS 3273 X, 0.16% 12/7/12 (Liquidity Facility Cr. Suisse) (a)(c)	6,500,000	6,500,000
Series Putters 4114, 0.2% 12/3/12 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,295,000	5,295,000
Univ. of North Florida Parking Sys. Rev. Series 1998, 0.18% 12/3/12, LOC Wells Fargo Bank NA, VRDN (a)	3,100,000	3,100,000
Volusia County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Saxon Trace Apts. Proj.) Series 2003, 0.19% 12/7/12, LOC Fannie Mae, VRDN (a)(b)	8,800,000	8,800,000
Winter Haven Util. Sys. Impt. & Rfdg. Rev. Participating VRDN Series Solar 06 54, 0.16% 12/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	5,200,000	5,200,000
		467,970,000
Georgia - 1.5%
Atlanta Urban Residential Fin. Auth. Multi-family Hsg. Rev. (Carver Redev. Phase III Proj.) Series 2001, 0.19% 12/7/12, LOC Fannie Mae, VRDN (a)(b)	3,805,000	3,805,000
Bartow County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Bowen Proj.) Second Series 1998, 0.18% 12/3/12, VRDN (a)(b)	17,000,000	17,000,000
Bulloch County Dev. Auth. Indl. Dev. Rev. (Gold Kist, Inc. Proj.) Series 1995, 0.33% 12/7/12, LOC Wells Fargo Bank NA, VRDN (a)(b)	2,700,000	2,700,000
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.) Eighth Series 1994, 0.23% 12/3/12, VRDN (a)	18,890,000	18,890,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Georgia - continued
Heard County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Wansley Proj.) First Series 1997, 0.24% 12/3/12, VRDN (a)	$ 23,200,000	$ 23,200,000
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series 2010 A, 0.16% 12/7/12 (Liquidity Facility Royal Bank of Canada), VRDN (a)	8,190,000	8,190,000
Private Colleges & Univs. Auth. Rev. Participating VRDN Series WF 11 95C, 0.19% 12/7/12 (Liquidity Facility Wells Fargo Bank NA) (a)(c)	4,790,000	4,790,000
Roswell Hsg. Auth. Multi-family Hsg. Rev. (Azalea Park Apts. Proj.) Series 1996, 0.16% 12/7/12, LOC Fannie Mae, VRDN (a)	2,000,000	2,000,000
Savannah Econ. Dev. Auth. Rev. (Home Depot, Inc. Proj.) Series 1995 A, 0.45% 12/7/12, VRDN (a)(b)	1,100,000	1,100,000
		81,675,000
Hawaii - 0.1%
Hawaii Gen. Oblig. Participating VRDN:
Series Putters 4007, 0.17% 12/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,000,000	2,000,000
Series ROC II R 11910, 0.16% 12/7/12 (Liquidity Facility Citibank NA) (a)(c)	2,630,000	2,630,000
		4,630,000
Idaho - 0.7%
Idaho Hsg. & Fin. Assoc. Single Family Mtg.:
Series 2001 A, 0.18% 12/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(b)	2,300,000	2,300,000
Series 2002 A, 0.18% 12/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(b)	7,090,000	7,090,000
Series 2002 B1, 0.18% 12/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(b)	6,160,000	6,160,000
Series 2002 E, 0.18% 12/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(b)	7,480,000	7,480,000
Series 2003 C, 0.18% 12/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(b)	5,810,000	5,810,000
Series C Class 1, 0.18% 12/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(b)	7,820,000	7,820,000
Series C, 0.18% 12/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)	965,000	965,000
		37,625,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Illinois - 5.9%
Carol Stream Multi-family Rev. (Saint Charles Square Proj.) Series 1997, 0.19% 12/7/12, LOC Fannie Mae, VRDN (a)(b)	$ 1,315,000	$ 1,315,000
Chicago Board of Ed.:
Series 2009 B, 0.18% 12/3/12, LOC JPMorgan Chase Bank, VRDN (a)	12,900,000	12,900,000
Series 2010 A, 0.18% 12/3/12, LOC JPMorgan Chase Bank, VRDN (a)	2,840,000	2,840,000
Chicago Gen. Oblig. Series 2007 F, 0.18% 12/3/12, LOC JPMorgan Chase Bank, VRDN (a)	30,535,000	30,535,000
Chicago Midway Arpt. Rev.:
Series 1998 A, 0.2% 12/3/12, LOC JPMorgan Chase Bank, VRDN (a)(b)	63,225,000	63,225,000
Series 1998 B, 0.2% 12/3/12, LOC JPMorgan Chase Bank, VRDN (a)(b)	53,900,000	53,900,000
Chicago Wtr. Rev. Series 2004 A2, 0.17% 12/7/12, LOC California Pub. Employees Retirement Sys., VRDN (a)	2,485,000	2,485,000
Illinois Fin. Auth. Rev.:
(Chicago Symphony Orchestra Proj.) Series 2008, 0.17% 12/7/12, LOC U.S. Bank NA, Cincinnati, VRDN (a)	5,425,000	5,425,000
(Illinois College Proj.) 0.17% 12/7/12, LOC U.S. Bank NA, Cincinnati, VRDN (a)	6,780,000	6,780,000
(Provena Health Proj.) Series 2010 D, 0.17% 12/7/12, LOC Union Bank of California, VRDN (a)	11,165,000	11,165,000
(Rush Univ. Med. Ctr. Proj.) Series 2008 A, 0.17% 12/7/12, LOC Northern Trust Co., VRDN (a)	2,500,000	2,500,000
(The Carle Foundation Proj.) Series 2009 B, 0.14% 12/7/12, LOC Northern Trust Co., VRDN (a)	10,125,000	10,125,000
Participating VRDN Series WF 12 2C, 0.19% 12/7/12 (Liquidity Facility Wells Fargo Bank NA) (a)(c)	9,065,000	9,065,000
Illinois Fin. Auth. Solid Waste Rev. (Air Products & Chemicals, Inc. Proj.) Series 2005, 0.17% 12/3/12, VRDN (a)(b)	8,900,000	8,900,000
Illinois Health Facilities Auth. Rev. (Memorial Health Sys. Proj.) Series 2003, 0.19% 12/3/12, LOC JPMorgan Chase Bank, VRDN (a)	12,700,000	12,700,000
Metropolitan Pier & Exposition Participating VRDN:
Series MS 3214, 0.17% 12/7/12 (Liquidity Facility Cr. Suisse) (a)(c)	2,400,000	2,400,000
Series MS 3215, 0.22% 12/7/12 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	8,300,000	8,300,000
Romeoville Gen. Oblig. Rev. (Lewis Univ. Proj.) Series 2006, 0.19% 12/3/12, LOC Wells Fargo Bank NA, VRDN (a)	30,200,000	30,200,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Illinois - continued
Will County Envir. Facilities Rev. (ExxonMobil Corp. Proj.) Series 2001, 0.18% 12/3/12 (Exxon Mobil Corp. Guaranteed), VRDN (a)(b)	$ 19,585,000	$ 19,585,000
Will County Exempt Facilities Rev. (ExxonMobil Corp. Proj.) Series 2001, 0.18% 12/3/12 (Exxon Mobil Corp. Guaranteed), VRDN (a)(b)	26,815,000	26,815,000
		321,160,000
Indiana - 0.7%
Indiana Fin. Auth. Hosp. Rev. (Parkview Health Sys. Oblig. Group Proj.) Series 2009 D, 0.16% 12/7/12, LOC Wells Fargo Bank NA, VRDN (a)	35,500,000	35,500,000
Indiana Health Facility Fing. Auth. Rev. (Fayette Memorial Hosp. Assoc. Proj.) Series B, 0.19% 12/3/12, LOC U.S. Bank NA, Cincinnati, VRDN (a)	5,040,000	5,040,000
		40,540,000
Iowa - 0.6%
Iowa Fin. Auth. Health Facilities Rev. (Iowa Health Sys. Proj.):
Series 2009 A, 0.18% 12/3/12, LOC JPMorgan Chase Bank, VRDN (a)	5,550,000	5,550,000
Series 2009 B, 0.18% 12/3/12, LOC JPMorgan Chase Bank, VRDN (a)	3,110,000	3,110,000
Iowa Fin. Auth. Solid Disp. Waste Rev. (MidAmerican Energy Proj.) Series 2008 A, 0.22% 12/7/12, VRDN (a)(b)	12,000,000	12,000,000
Iowa Higher Ed. Ln. Auth. Rev. (Saint Ambrose Univ. Proj.) 0.19% 12/3/12, LOC Northern Trust Co., VRDN (a)	10,490,000	10,490,000
		31,150,000
Kansas - 0.3%
Chanute Indl. Dev. Rev. (Ash Grove Cement Co. Proj.) Series 2002, 0.22% 12/7/12, LOC Bank of America NA, VRDN (a)(b)	7,000,000	7,000,000
Lenexa Multi-family Hsg. Rev. (Heather Glen Apts. Proj.) Series 2007, 0.18% 12/7/12, LOC U.S. Bank NA, Cincinnati, VRDN (a)(b)	9,430,000	9,430,000
		16,430,000
Kentucky - 3.2%
Boyd County Sewage & Solid Waste Rev. (Air Products and Chemicals, Inc. Proj.) Series 2003, 0.18% 12/7/12, VRDN (a)(b)	3,775,000	3,775,000
Carroll County Envir. Facilities Rev. (Kentucky Utils. Co. Proj.):
Series 2004 A, 0.18% 12/7/12, LOC Sumitomo Mitsui Banking Corp., VRDN (a)(b)	10,000,000	10,000,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Kentucky - continued
Carroll County Envir. Facilities Rev. (Kentucky Utils. Co. Proj.): - continued
Series 2006 B, 0.18% 12/7/12, LOC Sumitomo Mitsui Banking Corp., VRDN (a)(b)	$ 4,000,000	$ 4,000,000
Daviess County Exempt Facilities Rev. (Kimberly-Clark Tissue Co. Proj.) Series 1999, 0.2% 12/7/12 (Kimberly-Clark Corp. Guaranteed), VRDN (a)(b)	3,000,000	3,000,000
Daviess County Solid Waste Disp. Facilities Rev. (Scott Paper Co. Proj.):
Series 1993 A, 0.2% 12/7/12 (Kimberly-Clark Corp. Guaranteed), VRDN (a)(b)	2,750,000	2,750,000
Series 1993 B, 0.2% 12/7/12 (Kimberly-Clark Corp. Guaranteed), VRDN (a)(b)	2,300,000	2,300,000
Elizabethtown Indl. Bldg. Rev. (Altec Industries, Inc. Proj.) Series 1997, 0.25% 12/7/12, LOC Wells Fargo Bank NA, VRDN (a)(b)	3,000,000	3,000,000
Louisville & Jefferson County Series 2011 B, 0.18% 12/3/12, LOC JPMorgan Chase Bank, VRDN (a)	12,600,000	12,600,000
Louisville & Jefferson County Reg'l. Arpt. Auth. Spl. Facilities Rev. (UPS Worldwide Forwarding, Inc. Proj.):
Series 1999 A, 0.18% 12/3/12 (United Parcel Svc. of America Guaranteed), VRDN (a)(b)	57,700,000	57,700,000
Series 1999 B, 0.2% 12/3/12 (United Parcel Svc. of America Guaranteed), VRDN (a)(b)	31,200,000	31,200,000
Series 1999 C, 0.16% 12/3/12 (United Parcel Svc. of America Guaranteed), VRDN (a)(b)	42,500,000	42,500,000
		172,825,000
Louisiana - 4.1%
East Baton Rouge Poll. Cont. Rev. (Exxon Proj.) Series 1993, 0.16% 12/3/12, VRDN (a)	59,225,000	59,225,000
Louisiana Gas & Fuel Tax Rev. Participating VRDN Series Solar 06 150, 0.16% 12/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	20,380,000	20,380,000
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2005 D, 0.18% 12/3/12, LOC U.S. Bank NA, Cincinnati, VRDN (a)	3,265,000	3,265,000
Louisiana Pub. Facilities Auth. Rev. (Air Products & Chemicals, Inc. Proj.):
Series 2002, 0.18% 12/7/12, VRDN (a)(b)	3,000,000	3,000,000
Series 2004, 0.17% 12/7/12, VRDN (a)	6,400,000	6,400,000
Series 2007 A, 0.17% 12/3/12, VRDN (a)	19,700,000	19,700,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Louisiana - continued
Saint Charles Parish Poll. Cont. Rev.:
(Shell Oil Co. Proj.):
Series 1992 A, 0.2% 12/3/12, VRDN (a)(b)	$ 28,000,000	$ 28,000,000
Series 1992 B, 0.18% 12/3/12, VRDN (a)	8,850,000	8,850,000
(Shell Oil Co.-Norco Proj.):
Series 1991, 0.17% 12/3/12, VRDN (a)(b)	20,000,000	20,000,000
Series 1993, 0.2% 12/3/12, VRDN (a)(b)	22,000,000	22,000,000
Saint James Parish Gen. Oblig.:
(Nucor Steel Louisiana LLC Proj.) Series 2010 B1, 0.4% 12/7/12, VRDN (a)	2,000,000	2,000,000
(NuStar Logistics L.P. Proj.) Series 2010, 0.18% 12/7/12, LOC Mizuho Corporate Bank Ltd., VRDN (a)	25,000,000	25,000,000
(NuStar Logistics, L.P. Proj.) Series 2011, 0.19% 12/7/12, LOC Wells Fargo Bank NA, VRDN (a)	5,000,000	5,000,000
		222,820,000
Maine - 0.1%
Old Town ME Solid Waste Disp. (Georgia-Pacific Corp. Proj.) 0.18% 12/7/12, LOC Bank of Nova Scotia New York Branch, VRDN (a)(b)	5,000,000	5,000,000
Maryland - 0.4%
Maryland Gen. Oblig. Participating VRDN Series Putters 4050, 0.18% 12/3/12 (Liquidity Facility JPMorgan Chase & Co.) (a)(c)	4,605,000	4,605,000
Maryland Health & Higher Edl. Facilities Auth. Rev. Participating VRDN Series RBC O 29, 0.16% 12/7/12 (Liquidity Facility Royal Bank of Canada) (a)(c)	4,505,000	4,505,000
Maryland Trans. Auth. Trans. Facility Projects Rev. Participating VRDN Series ROC II R 11437, 0.17% 12/7/12 (Liquidity Facility Citibank NA) (a)(c)	3,000,000	3,000,000
Montgomery County Hsg. Opportunities Commission Multi-family Hsg. Rev. Series 2004 D, 0.17% 12/7/12, LOC TD Banknorth, NA, VRDN (a)(b)	12,390,000	12,390,000
		24,500,000
Massachusetts - 0.1%
Massachusetts Gen. Oblig. Participating VRDN Series Clipper 07 41, 0.19% 12/7/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)	2,000,000	2,000,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN Series MS 30911, 0.22% 12/7/12 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	4,035,000	4,035,000
		6,035,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Michigan - 1.2%
Farmington Hills Hosp. Fin. Auth. Hosp. Rev. (Botsford Gen. Hosp. Proj.) Series 2008 A, 0.19% 12/3/12, LOC U.S. Bank NA, Cincinnati, VRDN (a)	$ 7,100,000	$ 7,100,000
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2008 B3, 0.15% 12/7/12 (Liquidity Facility Wells Fargo Bank NA), VRDN (a)	16,100,000	16,100,000
Michigan Hosp. Fin. Auth. Rev. Participating VRDN Series MS 3244, 0.22% 12/1/12 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	12,455,000	12,455,000
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev. Series 2007 B, 0.18% 12/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(b)	10,000,000	10,000,000
Michigan Strategic Fund Ltd. Oblig. Rev.:
(Air Products and Chemicals, Inc. Proj.) Series 2007 V1, 0.17% 12/3/12, VRDN (a)	4,700,000	4,700,000
(Majestic Ind., Inc. Proj.) 0.26% 12/7/12, LOC Comerica Bank, VRDN (a)(b)	1,200,000	1,200,000
Wayne County Arpt. Auth. Rev. 0.16% 12/7/12, LOC PNC Bank NA, VRDN (a)(b)	12,000,000	12,000,000
		63,555,000
Minnesota - 0.3%
Eagan Multi-family Rev. (Thomas Lake Place Apts. Proj.) Series 2003 A1, 0.21% 12/7/12, LOC Fannie Mae, VRDN (a)(b)	4,425,000	4,425,000
Hennepin County Hsg. & Redev. Auth. Multi-family Rev. (Stone Arch Apts. Proj.) 0.22% 12/7/12, LOC Fannie Mae, VRDN (a)(b)	1,400,000	1,400,000
Minnesota Gen. Oblig. Participating VRDN Series WF 11 110C, 0.19% 12/7/12 (Liquidity Facility Wells Fargo Bank NA) (a)(c)	9,415,000	9,415,000
Plymouth Multi-family Hsg. Rev. (Hbr. Lane Apts. Proj.) Series 2003, 0.22% 12/7/12, LOC Fannie Mae, VRDN (a)(b)	1,850,000	1,850,000
		17,090,000
Mississippi - 1.8%
Jackson County Indl. Sewage Facilities Rev. (Chevron U.S.A., Inc. Proj.) Series 1994, 0.2% 12/3/12, VRDN (a)(b)	18,100,000	18,100,000
Jackson County Poll. Cont. Rev. (Chevron U.S.A., Inc. Proj.) Series 1993 0.18% 12/3/12, VRDN (a)	36,020,000	36,020,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Mississippi - continued
Jackson County Port Facilities Rev. (Chevron U.S.A., Inc. Proj.) Series 1993, 0.17% 12/3/12, VRDN (a)	$ 24,400,000	$ 24,400,000
Mississippi Bus. Fin. Corp. (Chevron U.S.A., Inc. Proj.) Series 2007 A, 0.16% 12/3/12 (Chevron Corp. Guaranteed), VRDN (a)	20,000,000	20,000,000
		98,520,000
Missouri - 1.4%
Kansas City Indl. Dev. Auth. (Ewing Marion Kauffman Foundation Prog.) 0.19% 12/3/12, VRDN (a)	5,860,000	5,860,000
Missouri Dev. Fin. Board Lease Rev. (Missouri Assoc. of Muni. Utils. Proj.) 0.19% 12/3/12, LOC U.S. Bank NA, Cincinnati, VRDN (a)	9,305,000	9,305,000
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev.:
(Saint Louis Univ. Proj.) Series 2008 B1, 0.2% 12/3/12, LOC Bank of America NA, VRDN (a)	13,310,000	13,310,000
Series 2011 B, 0.2% 12/3/12, LOC Bank of America NA, VRDN (a)	4,545,000	4,545,000
Series 2012, 0.17% 12/3/12, LOC PNC Bank NA, VRDN (a)	8,700,000	8,700,000
Missouri Health & Edl. Facilities Auth. Health Facilities Rev. (SSM Health Care Proj.) Series 2010 E, 0.16% 12/3/12, LOC PNC Bank NA, VRDN (a)	37,700,000	37,700,000
		79,420,000
Montana - 0.1%
Helena Higher Ed. Rev. (Carroll College Campus Hsg. Proj.) 0.19% 12/3/12, LOC U.S. Bank NA, Cincinnati, VRDN (a)	2,715,000	2,715,000
Montana Board Invt. Resource Recovery Rev. (Colstrip Proj.) Series 1989, 0.18% 12/7/12, LOC Union Bank of California, VRDN (a)(b)	5,100,000	5,100,000
		7,815,000
Nebraska - 0.3%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2009, 0.16% 12/7/12 (Liquidity Facility Royal Bank of Canada), VRDN (a)	7,200,000	7,200,000
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 0.45% 12/7/12, VRDN (a)(b)	2,200,000	2,200,000
Washington County Indl. Dev. Rev. (Cargill Dow Polymers LLC Proj.) Series 2000, 0.16% 12/7/12 (Cargill, Inc. Guaranteed) (The Dow Chemical Co. Guaranteed), LOC Wells Fargo Bank NA, VRDN (a)(b)	4,600,000	4,600,000
		14,000,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Nevada - 1.1%
Clark County Arpt. Rev.:
Series 2008 D1, 0.17% 12/7/12, LOC Citibank NA, VRDN (a)	$ 10,020,000	$ 10,020,000
Series 2011 B1, 0.18% 12/7/12, LOC Citibank NA, VRDN (a)(b)	11,300,000	11,300,000
Series 2011 B2, 0.18% 12/7/12, LOC Royal Bank of Canada, VRDN (a)(b)	7,200,000	7,200,000
Clark County Indl. Dev. Rev. (Southwest Gas Corp. Proj.) Series 2003 A, 0.22% 12/7/12, LOC JPMorgan Chase Bank, VRDN (a)(b)	2,800,000	2,800,000
Clark County McCarran Int'l. Arpt. Passenger Facility Charge Rev. Series 2010 F2, 0.16% 12/7/12, LOC Union Bank of California, VRDN (a)	11,500,000	11,500,000
Nevada Dept. of Bus. & Industry (LVE Energy Partners LLC Proj.) 0.17% 12/7/12, LOC Sumitomo Mitsui Banking Corp., VRDN (a)(b)	16,095,000	16,095,000
		58,915,000
New Hampshire - 0.2%
Manchester Arpt. Rev. Series 2008, 0.21% 12/7/12, LOC RBS Citizens NA, VRDN (a)(b)	7,000,000	7,000,000
New Hampshire Bus. Fin. Auth. Resource Recovery Rev. (Wheelabrator Concord Co. LP Proj.) Series 1997 B, 0.37% 12/7/12, LOC Wells Fargo Bank NA, VRDN (a)(b)	4,925,000	4,925,000
		11,925,000
New Jersey - 0.2%
New Jersey Health Care Facilities Fing. Auth. Rev. (Virtua Health Proj.) Series 2009 B, 0.18% 12/3/12, LOC JPMorgan Chase Bank, VRDN (a)	11,200,000	11,200,000
Salem County Poll. Cont. Fin. Auth. Rev. (Pub. Svc. Elec. and Gas Co. Proj.) Series 2012 A, 0.42% 12/7/12, VRDN (a)(b)	2,500,000	2,500,000
		13,700,000
New Mexico - 0.4%
New Mexico Muni. Energy Acquisition Auth. Gas Supply Rev. Series 2009, 0.16% 12/7/12 (Liquidity Facility Royal Bank of Canada), VRDN (a)	24,275,000	24,275,000
New York - 14.0%
Dutchess County Indl. Dev. Agcy. Civic Facility Rev. (Lutheran Ctr. at Poughkeepsie, Inc. Proj.) 0.3% 12/7/12, LOC KeyBank NA, VRDN (a)	500,000	500,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New York - continued
New York City Gen. Oblig.:
Participating VRDN Series Putters 4075, 0.18% 12/3/12 (Liquidity Facility JPMorgan Chase & Co.) (a)(c)	$ 7,970,000	$ 7,970,000
Series 1994 A10, 0.17% 12/3/12, LOC JPMorgan Chase Bank, VRDN (a)	2,300,000	2,300,000
Series 2006 E2, 0.18% 12/3/12, LOC Bank of America NA, VRDN (a)	46,180,000	46,180,000
Series 2006 I5, 0.18% 12/3/12, LOC California Pub. Employees Retirement Sys., VRDN (a)	3,925,000	3,925,000
Series 2006 I6, 0.18% 12/3/12, LOC California Teachers Retirement Sys., VRDN (a)	3,775,000	3,775,000
Series 2006 I8, 0.17% 12/3/12 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)	9,700,000	9,700,000
Series 2008 J4, 0.18% 12/3/12 (Liquidity Facility Bank of America NA), VRDN (a)	42,800,000	42,800,000
Series 2008 L4, 0.16% 12/3/12 (Liquidity Facility U.S. Bank NA, Cincinnati), VRDN (a)	11,550,000	11,550,000
Series 2012 G, 0.15% 12/3/12 (Liquidity Facility PNC Bank NA), VRDN (a)	14,010,000	14,010,000
Series 2012 G6, 0.18% 12/3/12 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (a)	30,540,000	30,540,000
Series 2013 A2, 0.17% 12/3/12 (Liquidity Facility Mizuho Corp. Bank Ltd. Branch), VRDN (a)	19,700,000	19,700,000
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev.:
(Brookhaven Apts. Proj.) Series A, 0.17% 12/7/12, LOC Citibank NA, VRDN (a)(b)	3,300,000	3,300,000
(Granite Terrace Apts. Proj.) Series A, 0.2% 12/7/12, LOC Citibank NA, VRDN (a)(b)	4,060,000	4,060,000
(Spring Creek Hsg. Proj.) Series 2006 A, 0.16% 12/7/12, LOC Freddie Mac, VRDN (a)(b)	3,000,000	3,000,000
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev.:
(Brittany Dev. Proj.) Series A, 0.16% 12/7/12, LOC Fannie Mae, VRDN (a)(b)	8,000,000	8,000,000
(Related-Tribeca Tower Proj.) Series 1997 A, 0.17% 12/7/12, LOC Fannie Mae, VRDN (a)(b)	40,000,000	40,000,000
(Rivereast Apts. Proj.) Series A, 0.17% 12/7/12, LOC Freddie Mac, VRDN (a)(b)	25,850,000	25,850,000
(West 43rd Street Proj.) Series 1999 A, 0.16% 12/7/12, LOC Fannie Mae, VRDN (a)(b)	5,000,000	5,000,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Participating VRDN:
Series putters 3231Z, 0.18% 12/3/12 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	7,175,000	7,175,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.: - continued
Participating VRDN:
Series putters 4077, 0.18% 12/3/12 (Liquidity Facility JPMorgan Chase & Co.) (a)(c)	$ 17,100,000	$ 17,100,000
Series 2006 AA, 0.18% 12/3/12 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)	9,150,000	9,150,000
Series 2006 AA-1B, 0.18% 12/3/12 (Liquidity Facility California Teachers Retirement Sys.), VRDN (a)	3,850,000	3,850,000
Series 2011 DD-3A, 0.16% 12/3/12 (Liquidity Facility U.S. Bank NA, Cincinnati), VRDN (a)	19,820,000	19,820,000
Series 2011 DD-3B, 0.16% 12/3/12 (Liquidity Facility California Teachers Retirement Sys.), VRDN (a)	6,300,000	6,300,000
Series 2012 B, 0.17% 12/3/12 (Liquidity Facility U.S. Bank NA, Cincinnati), VRDN (a)	16,200,000	16,200,000
Series 2012 B2, 0.17% 12/3/12 (Liquidity Facility California Pub. Employees Retirement Sys.), VRDN (a)	21,875,000	21,875,000
Series 2012 B3, 0.17% 12/3/12 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)	10,200,000	10,200,000
Series 2013 AA-1, 0.15% 12/3/12 (Liquidity Facility PNC Bank NA), VRDN (a)	44,000,000	44,000,000
Series FF, 0.18% 12/3/12 (Liquidity Facility Bank of America NA), VRDN (a)	6,700,000	6,700,000
New York City Transitional Fin. Auth. Rev.:
Participating VRDN Series ROC II R 11903, 0.16% 12/7/12 (Liquidity Facility Citibank NA) (a)(c)	2,560,000	2,560,000
Series 2013 A5, 0.16% 12/3/12 (Liquidity Facility U.S. Bank NA, Cincinnati), VRDN (a)	6,600,000	6,600,000
Series 2013 A6, 0.16% 12/3/12 (Liquidity Facility California Teachers Retirement Sys.), VRDN (a)	44,500,000	44,500,000
Series C, 0.19% 12/3/12 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah), VRDN (a)	66,750,000	66,750,000
New York City Trust Cultural Resources Rev. (Lincoln Ctr. for the Performing Arts, Inc. Proj.) Series 2008 A1, 0.2% 12/3/12, LOC JPMorgan Chase Bank, VRDN (a)	9,010,000	9,010,000
New York Dorm. Auth. Revs.:
Participating VRDN:
Series EGL 07 0002, 0.16% 12/7/12 (Liquidity Facility Citibank NA) (a)(c)	12,000,000	12,000,000
Series EGL 07 0066, 0.16% 12/7/12 (Liquidity Facility Citibank NA) (a)(c)	15,000,000	15,000,000
Series ROC II R 11535, 0.16% 12/7/12 (Liquidity Facility Citibank NA) (a)(c)	1,140,000	1,140,000
Series 2006 A2, 0.18% 12/7/12, LOC TD Banknorth, NA, VRDN (a)	6,800,000	6,800,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New York - continued
New York Hsg. Fin. Agcy. Rev.:
(150 East 44th Street Hsg. Proj.):
Series 2000 A, 0.16% 12/7/12, LOC Fannie Mae, VRDN (a)(b)	$ 3,000,000	$ 3,000,000
Series 2001 A, 0.16% 12/7/12, LOC Fannie Mae, VRDN (a)(b)	4,500,000	4,500,000
(55 West 25th Street Hsg. Proj.) Series 2005 A, 0.16% 12/7/12, LOC Fannie Mae, VRDN (a)(b)	3,000,000	3,000,000
(Parkledge Apts. Hsg. Proj.) Series A, 0.19% 12/7/12, LOC Freddie Mac, VRDN (a)(b)	8,700,000	8,700,000
(West 33rd Street Hsg. Proj.) Series 2003 A, 0.16% 12/7/12, LOC Fannie Mae, VRDN (a)(b)	8,700,000	8,700,000
Series 2004 A, 0.17% 12/7/12, LOC Fannie Mae, VRDN (a)(b)	28,800,000	28,800,000
New York Hsg. Fin. Svc. Contract Rev. Series 2003 L, 0.16% 12/7/12, LOC Bank of America NA, VRDN (a)	10,200,000	10,200,000
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series 2008 A1, 0.15% 12/7/12, LOC Morgan Stanley Bank, West Valley City Utah, VRDN (a)	37,210,000	37,210,000
New York State Energy Research & Dev. Auth. Facilities Rev. (Consolidated Edison Co. of New York, Inc. Proj.) Series 2004 C2, 0.16% 12/7/12, LOC Mizuho Corporate Bank Ltd., VRDN (a)(b)	19,000,000	19,000,000
New York Urban Dev. Corp. Rev. Series 2008 A1, 0.16% 12/7/12, LOC Wells Fargo Bank NA, VRDN (a)	21,675,000	21,675,000
Triborough Bridge & Tunnel Auth. Revs.:
Series 2005 A1, 0.16% 12/3/12, LOC California Pub. Employees Retirement Sys., VRDN (a)	4,450,000	4,450,000
Series 2005 B2 B, 0.16% 12/3/12, LOC California Teachers Retirement Sys., VRDN (a)	5,870,000	5,870,000
		763,995,000
New York & New Jersey - 0.4%
Port Auth. of New York & New Jersey Participating VRDN:
Series Putters 4216, 0.18% 12/3/12 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	6,575,000	6,575,000
Series Putters 4217, 0.18% 12/3/12 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	17,920,000	17,920,000
		24,495,000
Variable Rate Demand Note - continued
	Principal Amount	Value
North Carolina - 0.6%
North Carolina Med. Care Commission Health Care Facilities Rev.:
(WakeMed Proj.) Series 2009 B, 0.18% 12/7/12, LOC Wells Fargo Bank NA, VRDN (a)	$ 25,800,000	$ 25,800,000
Participating VRDN Series RBC O 39, 0.16% 12/7/12 (Liquidity Facility Royal Bank of Canada) (a)(c)	3,365,000	3,365,000
Rockingham County Indl. Facilities & Poll. Cont. Fing. Auth. Rev. (Pine Brick Co., Inc. Proj.) Series 2000, 0.25% 12/7/12, LOC Branch Banking & Trust Co., VRDN (a)(b)	2,250,000	2,250,000
		31,415,000
Ohio - 1.2%
Allen County Hosp. Facilities Rev. (Catholic Healthcare Partners Proj.):
Series 2008 A, 0.18% 12/3/12, LOC Bank of America NA, VRDN (a)	4,000,000	4,000,000
Series 2010 C, 0.17% 12/3/12, LOC Union Bank of California, VRDN (a)	2,200,000	2,200,000
Alliance Hosp. Rev. (Alliance Obligated Group Proj.) Series 2003, 0.18% 12/3/12, LOC JPMorgan Chase Bank, VRDN (a)	7,000,000	7,000,000
Ohio Air Quality Dev. Auth. Rev.:
(Cincinnati Gas & Elec. Co. Proj.):
Series A, 0.37% 12/7/12, VRDN (a)	6,000,000	6,000,000
Series B, 0.29% 12/7/12, VRDN (a)	2,400,000	2,400,000
(Dayton Pwr. & Lt. Co. Proj.) Series 2008 A, 0.19% 12/7/12, LOC JPMorgan Chase Bank, VRDN (a)(b)	1,700,000	1,700,000
(FirstEnergy Nuclear Generation Corp. Proj.) Series 2006 B, 0.19% 12/3/12, LOC Wells Fargo Bank NA, VRDN (a)	4,100,000	4,100,000
Ohio Hsg. Fin. Agcy. Mtg. Rev. (Mtg.-Backed Securities Prog.) Series 2005 B1, 0.17% 12/7/12 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(b)	2,100,000	2,100,000
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. Series 2008 B, 0.18% 12/7/12 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(b)	35,250,000	35,250,000
		64,750,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Oklahoma - 0.2%
Oklahoma Dev. Fin. Auth. (Duncan Reg'l. Hosp. Proj.) Series 2008, 0.19% 12/3/12, LOC JPMorgan Chase Bank, VRDN (a)	$ 3,000,000	$ 3,000,000
Oklahoma St. Tpk. Auth. Tpk. Rev. Participating VRDN Series ROC II R 11985 1 0.17% 12/7/12 (Liquidity Facility Citibank NA) (a)(c)	8,000,000	8,000,000
		11,000,000
Oregon - 2.2%
Multnomah County Hosp. Facilities Auth. Rev. (Mirabella at South Waterfront Proj.) Series 2008 A, 0.24% 12/3/12, LOC Bank of Scotland PLC, VRDN (a)	105,980,000	105,980,000
Oregon Econ. Dev. Rev. (Cascade Steel Co. Proj.) Series 176, 0.22% 12/7/12, LOC Wells Fargo Bank NA, VRDN (a)(b)	1,400,000	1,400,000
Oregon Gen. Oblig. Participating VRDN Series WF11 57 C, 0.19% 12/7/12 (Liquidity Facility Wells Fargo Bank NA) (a)(c)	5,905,000	5,905,000
Oregon Health and Science Univ. Spl. Rev. Series 2012 C, 0.17% 12/3/12, LOC U.S. Bank NA, Cincinnati, VRDN (a)	8,615,000	8,615,000
		121,900,000
Pennsylvania - 3.9%
Allegheny County Hosp. Dev. Auth. Rev. (Jefferson Reg'l. Med. Ctr.) Series 2010 A, 0.17% 12/7/12, LOC PNC Bank NA, VRDN (a)	8,545,000	8,545,000
Allegheny County Indl. Dev. Auth. Rev. (Union Elec. Steel Co. Proj.) Series 1996 A, 0.21% 12/7/12, LOC PNC Bank NA, VRDN (a)(b)	1,000,000	1,000,000
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. (FirstEnergy Nuclear Generation Corp. Proj.):
Series 2006 B, 0.19% 12/3/12, LOC Citibank NA, VRDN (a)	127,835,000	127,835,000
Series 2008 B, 0.17% 12/3/12, LOC Bank of Nova Scotia New York Branch, VRDN (a)	4,200,000	4,200,000
Chester County Intermediate Unit Rev. Series 2003, 0.17% 12/7/12, LOC PNC Bank NA, VRDN (a)	1,500,000	1,500,000
Delaware County Auth. Rev. (White Horse Village Proj.):
Series 2006 A, 0.24% 12/3/12, LOC Citizens Bank of Pennsylvania, VRDN (a)	2,950,000	2,950,000
Series 2008, 0.24% 12/3/12, LOC Citizens Bank of Pennsylvania, VRDN (a)	4,890,000	4,890,000
Harveys Lake Gen. Muni. Auth. (Misericordia Univ. Proj.) 0.17% 12/7/12, LOC PNC Bank NA, VRDN (a)	8,595,000	8,595,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Pennsylvania - continued
Lancaster County Hosp. Auth. Health Ctr. Rev. (Masonic Homes Proj.) Series 2008 D, 0.19% 12/3/12, LOC JPMorgan Chase Bank, VRDN (a)	$ 5,300,000	$ 5,300,000
Montgomery County Redev. Auth. Multi-family Hsg. Rev. (Brookside Manor Apts. Proj.) Series 2001 A, 0.16% 12/7/12, LOC Fannie Mae, VRDN (a)	4,930,000	4,930,000
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev. Series 1997 B2, 0.29% 12/7/12, LOC PNC Bank NA, VRDN (a)(b)	300,000	300,000
Pennsylvania Higher Edl. Facilities Auth. Rev. (Holy Family Univ. Proj.) Series 2008, 0.17% 12/7/12, LOC TD Banknorth, NA, VRDN (a)	2,055,000	2,055,000
Philadelphia Auth. for Indl. Dev. Rev. (NewCourtland Elder Svcs. Proj.) Series 2003, 0.16% 12/3/12, LOC PNC Bank NA, VRDN (a)	5,015,000	5,015,000
Philadelphia Auth. Indl. Dev. Lease Rev. Series 2007 B1, 0.17% 12/7/12, LOC JPMorgan Chase Bank, VRDN (a)	15,000,000	15,000,000
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.) Fifth Series A2, 0.17% 12/7/12, LOC JPMorgan Chase Bank, VRDN (a)	10,400,000	10,400,000
Somerset County Gen. Oblig. Series 2009 A, 0.18% 12/7/12, LOC PNC Bank NA, VRDN (a)	2,440,000	2,440,000
Southeastern Pennsylvania Trans. Auth. Rev. Series 2007, 0.16% 12/3/12, LOC PNC Bank NA, VRDN (a)	6,290,000	6,290,000
		211,245,000
South Carolina - 1.0%
Charleston County Hosp. Facilities (Care Alliance Health Svcs. Proj.) Series 2004 B2, 0.17% 12/3/12, LOC Wells Fargo Bank NA, VRDN (a)	14,000,000	14,000,000
Darlington County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 2003 A, 0.52% 12/7/12, VRDN (a)(b)	4,000,000	4,000,000
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.) Series 1999 B, 0.25% 12/3/12, VRDN (a)(b)	7,000,000	7,000,000
South Carolina Jobs-Econ. Dev. Auth. Indl. Rev.:
(South Carolina Elec. & Gas Co. Proj.) Series 2008, 0.22% 12/7/12, LOC Branch Banking & Trust Co., VRDN (a)(b)	6,855,000	6,855,000
(South Carolina Generating Co., Inc. Proj.) Series 2008, 0.22% 12/7/12, LOC Branch Banking & Trust Co., VRDN (a)(b)	5,465,000	5,465,000
Variable Rate Demand Note - continued
	Principal Amount	Value
South Carolina - continued
South Carolina Pub. Svc. Auth. (Santee Cooper) Rev. Oblig. Participating VRDN Series putters 4227, 0.18% 12/3/12 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	$ 10,000,000	$ 10,000,000
South Carolina Pub. Svc. Auth. Rev. Participating VRDN Series Putters 4226, 0.18% 12/3/12 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	7,450,000	7,450,000
		54,770,000
Tennessee - 3.9%
Blount County Pub. Bldg. Auth. (Local Govt. Pub. Impt. Proj.) Series 2009 E8A, 0.18% 12/7/12, LOC Branch Banking & Trust Co., VRDN (a)	1,445,000	1,445,000
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.):
Series 2001, 0.21% 12/3/12, LOC Bank of America NA, VRDN (a)	9,920,000	9,920,000
Series 2003, 0.21% 12/3/12, LOC Bank of America NA, VRDN (a)	24,010,000	24,010,000
Series 2004, 0.21% 12/3/12, LOC Bank of America NA, VRDN (a)	15,600,000	15,600,000
Series 2005, 0.21% 12/3/12, LOC Bank of America NA, VRDN (a)	16,715,000	16,715,000
Series 2008, 0.21% 12/3/12, LOC Bank of America NA, VRDN (a)	37,330,000	37,330,000
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.):
Series 1999, 0.22% 12/7/12, LOC Bank of America NA, VRDN (a)	11,695,000	11,695,000
Series 2002, 0.21% 12/3/12, LOC Bank of America NA, VRDN (a)	31,670,000	31,670,000
Series 2004, 0.21% 12/3/12, LOC Bank of America NA, VRDN (a)	26,600,000	26,600,000
Series 2006, 0.21% 12/3/12, LOC Bank of America NA, VRDN (a)	36,055,000	36,055,000
		211,040,000
Texas - 15.9%
Austin Arpt. Sys. Rev.:
Series 2005 1, 0.19% 12/7/12, LOC JPMorgan Chase Bank, VRDN (a)(b)	4,700,000	4,700,000
Series 2005 4, 0.17% 12/7/12, LOC Royal Bank of Canada New York Branch, VRDN (a)(b)	6,800,000	6,800,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Texas - continued
Board of Regents of The Texas A&M Univ. Sys. Permanent Univ. Fund Participating VRDN Series WF 10 53C, 0.19% 12/7/12 (Liquidity Facility Wells Fargo Bank NA) (a)(c)	$ 5,555,000	$ 5,555,000
Brazos River Auth. Poll. Cont. Rev.:
(Texas Utils. Elec. Co. Proj.) Series 2001 D2, 0.2% 12/3/12, LOC Citibank NA, VRDN (a)(b)	22,000,000	22,000,000
(Texas Utils. Energy Co. Proj.) Series 2002 A, 0.2% 12/3/12, LOC Citibank NA, VRDN (a)(b)	44,630,000	44,630,000
Brazos River Hbr. Navigation District of Brazoria County Envir. Facilities Rev. (Merey Sweeny LP Proj.) Series 2002 A, 0.21% 12/3/12, LOC JPMorgan Chase Bank, VRDN (a)(b)	12,500,000	12,500,000
Brownsville Util. Sys. Rev. Participating VRDN Series Solar 06 68, 0.16% 12/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	6,305,000	6,305,000
Calhoun Port Auth. Envir. Facilities Rev. (Formosa Plastics Corp. Texas Proj.) Series 2007 A, 0.18% 12/7/12, LOC PNC Bank NA, VRDN (a)(b)	2,700,000	2,700,000
Converse Hsg. Fin. Corp. Multi-family Hsg. Rev. (Town Square Apts. Proj.) 0.18% 12/7/12, LOC Citibank NA, VRDN (a)(b)	13,640,000	13,640,000
Cypress-Fairbanks Independent School District Participating VRDN Series 86TP, 0.17% 12/7/12 (Liquidity Facility Wells Fargo & Co.) (a)(c)	6,620,000	6,620,000
Dallas Area Rapid Transit Sales Tax Rev. Participating VRDN Series ROC II R 12317, 0.16% 12/7/12 (Liquidity Facility Citibank NA) (a)(c)	6,400,000	6,400,000
Dallas Performing Arts Cultural Facilities Corp. Cultural Facility Rev. (Dallas Ctr. for the Performing Arts Foundation, Inc. Proj.) Series 2008 A, 0.17% 12/3/12, LOC Bank of America NA, VRDN (a)	52,900,000	52,900,000
Dallas/Fort Worth Int'l. Arpt. Facility Impt. Corp. Rev. (United Parcel Svc., Inc. Proj.) Series 2002, 0.16% 12/3/12, VRDN (a)(b)	25,550,000	25,550,000
Gulf Coast Waste Disp. Auth. Envir. Facilities Rev.:
(Air Products Proj.):
Series 2004, 0.15% 12/7/12 (Air Products & Chemicals, Inc. Guaranteed), VRDN (a)	8,700,000	8,700,000
Series 2005, 0.15% 12/7/12 (Air Products & Chemicals, Inc. Guaranteed), VRDN (a)	10,300,000	10,300,000
(Exxon Mobil Proj.) Series 2000, 0.18% 12/3/12 (Exxon Mobil Corp. Guaranteed), VRDN (a)(b)	5,000,000	5,000,000
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (YMCA of the Greater Houston Area Proj.) Series 2008 A, 0.18% 12/3/12, LOC JPMorgan Chase Bank, VRDN (a)	28,415,000	28,415,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Texas - continued
Harris County Health Facilities Dev. Corp. Rev. Participating VRDN Series putters 3746 Z, 0.18% 12/3/12 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	$ 2,485,000	$ 2,485,000
Harris County Hsg. Fin. Corp. Multi-family Hsg. Rev. (Lafayette Village Apts. Proj.) Series 2006, 0.18% 12/7/12, LOC Fannie Mae, VRDN (a)(b)	6,800,000	6,800,000
Harris County Indl. Dev. Corp. (HFOTCO LLC Proj.) Series 2012, 0.18% 12/7/12, LOC Bank of America NA, VRDN (a)	8,500,000	8,500,000
Harris County Indl. Dev. Corp. Solid Waste Disp. Rev. (Deer Park Refining Ltd. Partnership Proj.) Series 2002, 0.2% 12/3/12, VRDN (a)(b)	124,700,000	124,700,000
Harris County Tex Metropolitan Tran Auth. Participating VRDN Series RBC O 5, 0.16% 12/7/12 (Liquidity Facility Royal Bank of Canada) (a)(c)	4,000,000	4,000,000
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. (Rice Univ. Proj.) Series 2008 A, 0.17% 12/3/12, VRDN (a)	8,800,000	8,800,000
Houston Util. Sys. Rev. Participating VRDN:
Series ROC II R 11885X, 0.16% 12/7/12 (Liquidity Facility Citibank NA) (a)(c)	3,400,000	3,400,000
Series ROC II R 12323, 0.17% 12/3/12 (Liquidity Facility Citibank NA) (a)(c)	16,100,000	16,100,000
Series ROC II R 12324, 0.17% 12/3/12 (Liquidity Facility Citibank NA) (a)(c)	28,940,000	28,940,000
Jewett Econ. Dev. Corp. Indl. Dev. Rev. (Nucor Corp. Proj.) 0.45% 12/7/12, VRDN (a)(b)	2,750,000	2,750,000
Lower Neches Valley Auth. Indl. Dev. Corp. Exempt Facilities Rev.:
(ExxonMobil Proj.):
Series 2001 B, 0.18% 12/3/12 (Exxon Mobil Corp. Guaranteed), VRDN (a)(b)	71,450,000	71,450,000
Series 2001 B2, 0.18% 12/3/12 (Exxon Mobil Corp. Guaranteed), VRDN (a)(b)	17,780,000	17,780,000
(Onyx Envir. Svcs. Proj.) Series 2003, 0.22% 12/7/12, LOC Bank of America NA, VRDN (a)(b)	8,610,000	8,610,000
Midland Independent School District Participating VRDN Series putters 4224, 0.18% 12/3/12 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,200,000	4,200,000
North Texas Tollway Auth. Rev. Series 2011 A, 0.17% 12/7/12, LOC Morgan Stanley Bank, West Valley City Utah, VRDN (a)	5,000,000	5,000,000
Port Arthur Navigation District Envir. Facilities Rev.:
(Motiva Enterprises LLC Proj.):
Series 2001 A, 0.18% 12/3/12, VRDN (a)	20,400,000	20,400,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Texas - continued
Port Arthur Navigation District Envir. Facilities Rev.: - continued
(Motiva Enterprises LLC Proj.):
Series 2004, 0.2% 12/7/12, VRDN (a)(b)	$ 16,540,000	$ 16,540,000
Series 2010 D, 0.18% 12/3/12, VRDN (a)	29,175,000	29,175,000
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev. (Air Products Proj.):
Series 2002, 0.18% 12/7/12, VRDN (a)(b)	8,000,000	8,000,000
Series 2012, 0.19% 12/7/12 (Total SA Guaranteed), VRDN (a)	5,000,000	5,000,000
San Antonio Indl. Dev. Auth. Indl. Dev. Rev. (Tindall Corp. Proj.) Series 2008 A, 0.23% 12/7/12, LOC Wells Fargo Bank NA, VRDN (a)(b)	1,600,000	1,600,000
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Methodist Hospitals of Dallas Proj.) Series 2008, 0.18% 12/3/12, LOC JPMorgan Chase Bank, VRDN (a)	9,320,000	9,320,000
Texas A&M Univ. Rev. Participating VRDN Series ROC II R 11920, 0.17% 12/7/12 (Liquidity Facility Citibank NA) (a)(c)	2,880,000	2,880,000
Texas Gen. Oblig.:
(Veterans' Hsg. Assistance Prog.) Fund II Series 2005 B, 0.16% 12/7/12 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)(b)	12,000,000	12,000,000
Participating VRDN:
Series Putters 4206, 0.2% 12/3/12 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	14,940,000	14,940,000
Series Putters 4262, 0.18% 12/3/12 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	63,300,000	63,300,000
Series Putters 4263, 0.18% 12/3/12 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,000,000	4,000,000
Series Putters 4264, 0.18% 12/3/12 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	106,000,000	106,000,000
		869,385,000
Utah - 0.7%
Emery County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.18% 12/7/12, LOC Wells Fargo Bank NA, VRDN (a)	7,300,000	7,300,000
Utah Hsg. Corp. Single Family Mtg. Rev.:
Series 2002 C2, 0.18% 12/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(b)	6,105,000	6,105,000
Series 2002 E, 0.18% 12/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(b)	4,845,000	4,845,000
Series 2005 A, 0.18% 12/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(b)	5,805,000	5,805,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Utah - continued
Utah Hsg. Corp. Single Family Mtg. Rev.: - continued
Series 2005 F, 0.18% 12/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(b)	$ 6,810,000	$ 6,810,000
Series 2005 H, 0.18% 12/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(b)	4,520,000	4,520,000
Utah Hsg. Fin. Agcy. Series 2000 C, 0.18% 12/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(b)	4,635,000	4,635,000
		40,020,000
Virginia - 1.9%
Albemarle Econ. Dev. Auth. Health Svcs. Rev. (The Univ. of Virginia Health Svcs. Foundation Proj.) Series 2009, 0.17% 12/3/12, LOC Bank of America NA, VRDN (a)	19,800,000	19,800,000
King George County Indl. Dev. Auth. Exempt Facilities Rev. (Birchwood Pwr. Partners Proj.):
Series 1994 A, 0.24% 12/3/12, LOC Bank of Nova Scotia New York Branch, VRDN (a)(b)	8,700,000	8,700,000
Series 1994 B, 0.24% 12/3/12, LOC Bank of Nova Scotia New York Branch, VRDN (a)(b)	9,000,000	9,000,000
Series 1995, 0.19% 12/3/12, LOC Bank of Nova Scotia New York Branch, VRDN (a)(b)	7,500,000	7,500,000
Series 1996 A, 0.19% 12/3/12, LOC Bank of Nova Scotia New York Branch, VRDN (a)(b)	9,200,000	9,200,000
Series 1997, 0.19% 12/3/12, LOC Bank of Nova Scotia New York Branch, VRDN (a)(b)	9,300,000	9,300,000
Petersburg Indl. Dev. Auth. Rev. (Rebar Hldgs. LLC Proj.) 0.38% 12/7/12, LOC Wells Fargo Bank NA, VRDN (a)(b)	1,300,000	1,300,000
Smyth County Indl. Dev. Auth. Hosp. Rev. Series 2011 D, 0.17% 12/7/12, LOC Mizuho Corporate Bank Ltd., VRDN (a)	13,855,000	13,855,000
Virginia Commonwealth Trans. Board Rev. Participating VRDN Series Putters 4053, 0.18% 12/3/12 (Liquidity Facility JPMorgan Chase & Co.) (a)(c)	7,000,000	7,000,000
Virginia Commonwealth Univ. Health Sys. Auth.:
Series 2008 B, 0.17% 12/3/12, LOC Branch Banking & Trust Co., VRDN (a)	2,000,000	2,000,000
Series 2008 C, 0.18% 12/3/12, LOC Branch Banking & Trust Co., VRDN (a)	11,700,000	11,700,000
Virginia Hsg. Dev. Auth. Commonwealth Mtg. Rev. Participating VRDN Series BA 1047, 0.26% 12/7/12 (Liquidity Facility Bank of America NA) (a)(b)(c)	5,600,000	5,600,000
		104,955,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Washington - 1.3%
Everett Gen. Oblig. Series 2001, 0.16% 12/7/12, LOC Bank of New York, New York, VRDN (a)	$ 9,900,000	$ 9,900,000
King County Swr. Rev. Participating VRDN Series ROC II R 11962, 0.16% 12/7/12 (Liquidity Facility Citibank NA) (a)(c)	2,200,000	2,200,000
Port of Seattle Rev. Participating VRDN Series O 16, 0.19% 12/7/12 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	5,285,000	5,285,000
Washington Econ. Dev. Fin. Auth. Econ. Dev. Rev. (Mount Ainstar Resort Proj.) Series 2003 C, 0.22% 12/3/12, LOC U.S. Bank NA, Cincinnati, VRDN (a)(b)	17,895,000	17,895,000
Washington Health Care Facilities Auth. Rev.:
(Southwest Washington Med. Ctr.) Series 2008 A, 0.17% 12/7/12, LOC Union Bank of California, VRDN (a)	6,500,000	6,500,000
Participating VRDN:
Series Putters 4728, 0.19% 12/7/12 (Liquidity Facility Bank of America NA) (a)(c)	2,100,000	2,100,000
Series Putters 4730, 0.19% 12/7/12 (Liquidity Facility Bank of America NA) (a)(c)	4,440,000	4,440,000
Washington Hsg. Fin. Commission Multi-family Hsg. Rev. (Merrill Gardens at Tacoma Proj.) Series 2006 A, 0.17% 12/7/12, LOC Fannie Mae, VRDN (a)(b)	17,640,000	17,640,000
Washington Hsg. Fin. Commission Nonprofit Hsg. Rev. (Horizon House Proj.) Series 2005, 0.18% 12/7/12, LOC Wells Fargo Bank NA, VRDN (a)	4,540,000	4,540,000
		70,500,000
West Virginia - 0.6%
West Virginia Econ. Dev. Auth. Energy (Morgantown Energy Associates Proj.) Series 2011, 0.19% 12/7/12, LOC Union Bank of California, VRDN (a)(b)	3,590,000	3,590,000
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev.:
(Appalachian Pwr. Co. - Amos Proj.) Series 2008 B, 0.2% 12/7/12, LOC Mizuho Corporate Bank Ltd., VRDN (a)(b)	4,500,000	4,500,000
(Appalachian Pwr. Co. - Mountaineer Proj.) Series 2008 A, 0.16% 12/7/12, LOC Mizuho Corporate Bank Ltd., VRDN (a)(b)	10,400,000	10,400,000
West Virginia Hosp. Fin. Auth. Hosp. Rev. (Cabell Huntington Hosp. Proj.) Series 2008 B, 0.18% 12/7/12, LOC Branch Banking & Trust Co., VRDN (a)	12,700,000	12,700,000
		31,190,000
Wisconsin - 1.2%
Wisconsin Ctr. District Tax Rev. Series 2001 A, 0.17% 12/7/12, LOC U.S. Bank NA, Cincinnati, VRDN (a)	10,100,000	10,100,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Wisconsin - continued
Wisconsin Gen. Oblig. Participating VRDN Series WF 11-14C, 0.19% 12/7/12 (Liquidity Facility Wells Fargo Bank NA) (a)(c)	$ 4,000,000	$ 4,000,000
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Froedtert & Cmnty. Health, Inc. Proj.) Series 2009 B, 0.19% 12/3/12, LOC U.S. Bank NA, Cincinnati, VRDN (a)	5,030,000	5,030,000
(Nat'l. Regency of New Berlin, Inc. Proj.) 0.19% 12/3/12, LOC JPMorgan Chase Bank, VRDN (a)	12,300,000	12,300,000
(ProHealth Care, Inc. Proj.) Series 2008 B, 0.19% 12/3/12, LOC JPMorgan Chase Bank, VRDN (a)	22,380,000	22,380,000
Wisconsin Hsg. and Econ. Dev. Auth. Home Ownership Rev. Series 2002 I, 0.2% 12/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(b)	3,390,000	3,390,000
Wisconsin Hsg. and Econ. Dev. Auth. Multi-family Hsg. Rev. Series 2007 C, 0.18% 12/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(b)	6,165,000	6,165,000
		63,365,000
Wyoming - 0.5%
Laramie County Indl. Dev. Rev. (Cheyenne Lt., Fuel & Pwr. Co. Proj.) Series 2009 B, 0.23% 12/7/12, LOC Wells Fargo Bank NA, VRDN (a)(b)	3,500,000	3,500,000
Sublette County Poll. Cont. Rev. (Exxon Corp. Proj.):
Series 1987 A, 0.18% 12/3/12 (Exxon Mobil Corp. Guaranteed), VRDN (a)(b)	11,500,000	11,500,000
Series 1987 B, 0.18% 12/3/12 (Exxon Mobil Corp. Guaranteed), VRDN (a)(b)	11,000,000	11,000,000
		26,000,000
TOTAL VARIABLE RATE DEMAND NOTE		5,452,633,575
Other Municipal Debt - 0.4%

Massachusetts - 0.1%
Massachusetts State Dev. Fing. Agcy. Poll. Cont. Rev. Bonds (Massachusetts Elec. Co. Proj.) Series 2004, 0.4% tender 12/4/12, CP mode	5,800,000	5,800,000
New Hampshire - 0.2%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1990 A, 0.45% tender 12/4/12, CP mode (b)	10,600,000	10,600,000
Other Municipal Debt - continued
	Principal Amount	Value
Texas - 0.1%
Houston Gen. Oblig. Series 2012 A, 0.27% 12/4/12, LOC Union Bank of California, CP	$ 4,400,000	$ 4,400,000
TOTAL OTHER MUNICIPAL DEBT		20,800,000
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $5,473,433,575)		5,473,433,575
NET OTHER ASSETS (LIABILITIES) - 0.0%		406,842
NET ASSETS - 100%		$ 5,473,840,417
Security Type Abbreviations
CP	-	COMMERCIAL PAPER
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Provides evidence of ownership in one or more underlying municipal bonds.
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	November 30, 2012 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $5,473,433,575)		$ 5,473,433,575
Interest receivable		1,217,872
Total assets		5,474,651,447

Liabilities
Payable to custodian bank	$ 168
Distributions payable	794,856
Other payables and accrued expenses	16,006
Total liabilities		811,030

Net Assets		$ 5,473,840,417
Net Assets consist of:
Paid in capital		$ 5,473,836,205
Distributions in excess of net investment income		(55)
Accumulated undistributed net realized gain (loss) on investments		4,267
Net Assets, for 5,473,311,035 shares outstanding		$ 5,473,840,417
Net Asset Value, offering price and redemption price per share ($5,473,840,417 ÷ 5,473,311,035 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended November 30, 2012 (Unaudited)

Investment Income
Interest		$ 4,330,832

Expenses
Custodian fees and expenses	$ 30,412
Independent trustees' compensation	8,096
Total expenses before reductions	38,508
Expense reductions	(8,379)	30,129
Net investment income (loss)		4,300,703
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		11,440
Net increase in net assets resulting from operations		$ 4,312,143

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended November 30, 2012 (Unaudited)	Year ended May 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,300,703	$ 6,573,789
Net realized gain (loss)	11,440	92,128
Net increase in net assets resulting from operations	4,312,143	6,665,917
Distributions to shareholders from net investment income	(4,300,758)	(6,573,834)
Distributions to shareholders from net realized gain	(40,977)	-
Total distributions	(4,341,735)	(6,573,834)
Affiliated share transactions at net asset value of $1.00 per share Proceeds from sales of shares	9,567,254,000	10,180,047,000
Cost of shares redeemed	(7,957,012,000)	(11,343,143,000)
Net increase (decrease) in net assets and shares resulting from share transactions	1,610,242,000	(1,163,096,000)
Total increase (decrease) in net assets	1,610,212,408	(1,163,003,917)

Net Assets
Beginning of period	3,863,628,009	5,026,631,926
End of period (including distributions in excess of net investment income of $55 and undistributed net investment income of $0, respectively)	$ 5,473,840,417	$ 3,863,628,009

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended November 30, 2012	Years ended May 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	.001	.001	.003	.003	.013	.032
Net realized and unrealized gain (loss) F	-	-	-	-	-	-
Total from investment operations	.001	.001	.003	.003	.013	.032
Distributions from net investment income	(.001)	(.001)	(.003)	(.003)	(.013)	(.032)
Distributions from net realized gain	- F	-	-	-	-	- F
Total distributions	(.001)	(.001)	(.003)	(.003)	(.013)	(.032)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.10%	.14%	.26%	.27%	1.34%	3.23%
Ratios to Average Net Assets E
Expenses before reductions D	-% A	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any D	-% A	-%	-%	-%	-%	-%
Expenses net of all reductions D	-% A	-%	-%	-%	-%	-%
Net investment income (loss)	.19% A	.14%	.26%	.27%	1.30%	3.03%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,473,840	$ 3,863,628	$ 5,026,632	$ 4,189,659	$ 2,777,836	$ 1,267,883

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended November 30, 2012 (Unaudited)

1. Organization.

Fidelity® Municipal Cash Central Fund (the Fund) is a fund of Fidelity Revere Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Shares of the Fund are only offered to other investment companies and accounts (the Investing Funds) managed by Fidelity Management & Research Company (FMR), or its affiliates.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. There were no significant book-to-tax differences during the period.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ -
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation) on securities and other investments	$ -

Tax cost	$ 5,473,433,575

Semiannual Report

3. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with FIMM, FMR pays FIMM a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Trustees, and certain exceptions such as interest expense.

4. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $8,096.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $283.

5. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or FMR affiliate were the owners of all the outstanding shares of the fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Municipal Cash Central Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, Operations, Audit, and Governance and Nominating, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2012 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract is fair and reasonable.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, Fidelity Investments Money Management, Inc., and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Semiannual Report

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, and compensating investment personnel. The Board also noted that Fidelity Management & Research Company (FMR) has continued to increase the resources devoted to non U.S. offices, including expansion of Fidelity's global investment organization. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance, but did not consider performance to be a material factor in its decision to renew the fund's Advisory Contracts, as the fund is not publicly offered as a stand-alone investment product. In this regard, the Board noted that the fund is designed to offer a liquid investment option for other investment companies and accounts managed by FMR or its affiliates and ultimately to enhance the performance of those investment companies and accounts.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered that while the fund does not pay a management fee, FMR pays a management fee on behalf of the fund and receives fees for providing services to funds that invest in the fund. The Board also noted that FMR bears all expenses of the fund, except expenses related to the fund's investment activities (primarily custody expenses). Based on its review, the Board concluded that the management fee paid on behalf of the fund and the fund's total expense ratio were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, as well as the profitability of each fund that invests in this fund.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities.

Economies of Scale. The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities, economies of scale cannot be realized by the fund.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the compensation paid to fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) regulatory and industry developments, including those affecting money market funds and target date funds, and the potential impact to Fidelity; (viii) Fidelity's transfer agent fees, expenses, and services, and drivers for determining the transfer agent fee structure of different funds and classes; (ix) management fee rates charged by FMR or Fidelity entities to other Fidelity clients; (x) the allocation of and historical trends in Fidelity's realization of fall-out benefits; and (xi) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Semiannual Report

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Fidelity® Tax-Free
Cash Central Fund

Semiannual Report

November 30, 2012

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

TFC-SANN-0113
1.810806.108

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2012 to November 30, 2012).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value June 1, 2012	Ending Account Value November 30, 2012	Expenses Paid During Period* June 1, 2012 to November 30, 2012
Actual	.0018%	$ 1,000.00	$ 1,000.90	$ .01
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,025.06	$ .01

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 11/30/12	% of fund's investments 5/31/12	% of fund's investments 11/30/11
1 - 7	100.0	100.0	100.0
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	11/30/12	5/31/12	11/30/11
Fidelity Tax-Free Cash Central Fund	4 Days	3 Days	3 Days
All Tax-Free Money Market Funds Average*	35 Days	24 Days	33 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	11/30/12	5/31/12	11/30/11
Fidelity Tax-Free Cash Central Fund	4 Days	3 Days	3 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)
As of November 30, 2012	As of May 31, 2012
Variable Rate Demand Notes (VRDNs) 100.2%	Variable Rate Demand Notes (VRDNs) 100.4%
Other Municipal Debt 0.1%	Other Municipal Debt 0.1%
Net Other Assets** (Liabilities) (0.3)%	Net Other Assets** (Liabilities) (0.5)%

* Source: iMoneyNet, Inc.

** Net Other Assets (Liabilities) are not included in the pie chart

Semiannual Report

Investments November 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 100.2%
	Principal Amount	Value
Alabama - 4.1%
Columbia Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.):
Series 1995 C, 0.17% 12/3/12, VRDN (a)	$ 8,000,000	$ 8,000,000
Series 1995 D, 0.2% 12/3/12, VRDN (a)	7,000,000	7,000,000
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Series 2009, 0.19% 12/3/12, VRDN (a)	4,200,000	4,200,000
Wilsonville Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.) Series D, 0.18% 12/3/12, VRDN (a)	18,150,000	18,150,000
		37,350,000
Alaska - 0.2%
Alaska Indl. Dev. & Export Auth. Rev. (Greater Fairbanks Cmnty. Hosp. Foundation Proj.) Series 2009 A, 0.17% 12/7/12, LOC Union Bank of California, VRDN (a)	1,400,000	1,400,000
Arizona - 0.2%
Pima County Indl. Dev. Auth. Indl. Rev. (Tucson Elec. Pwr. Co. Proj.) Series 1982 A, 0.18% 12/7/12, LOC Wells Fargo Bank NA, VRDN (a)	1,600,000	1,600,000
California - 4.7%
California Dept. of Wtr. Resources Pwr. Supply Rev. Participating VRDN Series Putters 4059, 0.18% 12/3/12 (Liquidity Facility JPMorgan Chase & Co.) (a)(b)	2,935,000	2,935,000
California Edl. Facilities Auth. Rev. Participating VRDN Series MS 3144, 0.16% 12/3/12 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	6,355,000	6,355,000
California Gen. Oblig. Participating VRDN Series Putters 4265, 0.18% 12/3/12 (Liquidity Facility JPMorgan Chase & Co.) (a)(b)	4,100,000	4,100,000
California Statewide Cmntys. Dev. Auth. Gas Supply Rev. Series 2010, 0.15% 12/7/12 (Liquidity Facility Royal Bank of Canada), VRDN (a)	2,000,000	2,000,000
Foothill-De Anza Cmnty. College District Participating VRDN Series MS 3288, 0.22% 12/7/12 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	2,000,000	2,000,000
Los Angeles Cmnty. College District Participating VRDN:
Series MS 3096, 0.19% 12/7/12 (Liquidity Facility Deutsche Bank AG) (a)(b)	2,000,000	2,000,000
Series ROC II R 11727, 0.16% 12/7/12 (Liquidity Facility Citibank NA) (a)(b)	3,000,000	3,000,000
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Participating VRDN Series ROC II R 12322, 0.17% 12/3/12 (Liquidity Facility Citibank NA) (a)(b)	11,400,000	11,400,000
Metropolitan Wtr. District of Southern California Wtrwks. Rev. Participating VRDN Series EGL 07 0044, 0.16% 12/7/12 (Liquidity Facility Citibank NA) (a)(b)	4,250,000	4,250,000
Variable Rate Demand Note - continued
	Principal Amount	Value
California - continued
Northern California Pwr. Agcy. Rev. (Hydroelectric #1 Proj.) Series 2008 A, 0.16% 12/7/12, LOC Citibank NA, VRDN (a)	$ 2,100,000	$ 2,100,000
Wells Fargo Stage Trs Var States Participating VRDN Series WF 12 74C, 0.19% 12/7/12 (Liquidity Facility Wells Fargo Bank NA) (a)(b)	2,300,000	2,300,000
		42,440,000
Colorado - 0.8%
Colorado Gen. Fdg. Rev. Participating VRDN Series Putters 4251, 0.18% 12/3/12 (Liquidity Facility JPMorgan Chase & Co.) (a)(b)	4,085,000	4,085,000
Colorado Hsg. & Fin. Auth. Series 2001 AA2, 0.17% 12/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)	3,000,000	3,000,000
		7,085,000
District Of Columbia - 1.2%
District of Columbia Rev.:
(American Psychological Assoc. Proj.) Series 2003, 0.22% 12/7/12, LOC Bank of America NA, VRDN (a)	7,130,000	7,130,000
(Medlantic/Helix Proj.) Series 1998 A Tranche I, 0.18% 12/3/12, LOC Wells Fargo Bank NA, VRDN (a)	3,500,000	3,500,000
		10,630,000
Florida - 14.7%
Broward County Edl. Facilities Auth. Rev. (Nova Southeastern Univ. Proj.) Series 2008 A, 0.17% 12/3/12, LOC Bank of America NA, VRDN (a)	43,200,000	43,200,000
Florida Board of Ed. Participating VRDN Series MT 787, 0.19% 12/7/12 (Liquidity Facility Bank of America NA) (a)(b)	5,115,000	5,115,000
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev. (Mariner's Cay Apts. Proj.) Series 2008 M, 0.17% 12/7/12, LOC Fannie Mae, VRDN (a)	2,700,000	2,700,000
JEA Wtr. & Swr. Sys. Rev. Participating VRDN Series Putters 4095, 0.2% 12/3/12 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	29,575,000	29,575,000
North Broward Hosp. District Rev. Series 2005 A, 0.15% 12/7/12, LOC Wells Fargo Bank NA, VRDN (a)	8,745,000	8,745,000
Orange County Health Facilities Auth. Rev. (Orlando Reg'l. Health Care Sys. Proj.) Series 2008 E, 0.17% 12/7/12, LOC Branch Banking & Trust Co., VRDN (a)	4,500,000	4,500,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Florida - continued
Orange County Hsg. Fin. Auth. Multi-family Rev. (Heather Glen Apts. Proj.) Series 2001, 0.19% 12/7/12, LOC Fannie Mae, VRDN (a)	$ 1,900,000	$ 1,900,000
Orlando & Orange County Expressway Auth. Rev. Series 2003 D, 0.16% 12/7/12, LOC Barclays Bank PLC NY Branch, VRDN (a)	4,300,000	4,300,000
Pinellas County Health Facilities Auth. Rev. (BayCare Health Sys. Proj.):
Series 2009 A1, 0.19% 12/3/12, LOC U.S. Bank NA, Cincinnati, VRDN (a)	8,505,000	8,505,000
Series 2009 A3, 0.18% 12/7/12, LOC Wells Fargo Bank NA, VRDN (a)	10,275,000	10,275,000
South Florida Wtr. Mgmt. District Ctfs. of Prtn. Participating VRDN Series ROC II R 12313, 0.17% 12/3/12 (Liquidity Facility Citibank NA) (a)(b)	9,600,000	9,600,000
Univ. of North Florida Parking Sys. Rev. Series 1998, 0.18% 12/3/12, LOC Wells Fargo Bank NA, VRDN (a)	4,700,000	4,700,000
		133,115,000
Georgia - 2.3%
Athens-Clarke County Unified Govt. Dev. Auth. Rev. (Univ. of Georgia Athletic Assoc. Proj.) Series 2003, 0.17% 12/3/12, LOC Bank of America NA, VRDN (a)	4,970,000	4,970,000
DeKalb County Hsg. Auth. Multi-family Hsg. Rev. (Timber Trace Apts. Proj.) Series 2003, 0.17% 12/7/12, LOC Freddie Mac, VRDN (a)	2,265,000	2,265,000
Glynn-Brunswick Memorial Hosp. Auth. Rev. (Southeast Georgia Health Sys. Proj.) Series 2008 B, 0.18% 12/7/12, LOC Branch Banking & Trust Co., VRDN (a)	5,685,000	5,685,000
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series 2010 A, 0.16% 12/7/12 (Liquidity Facility Royal Bank of Canada), VRDN (a)	2,800,000	2,800,000
Roswell Hsg. Auth. Multi-family Hsg. Rev. (Azalea Park Apts. Proj.) Series 1996, 0.16% 12/7/12, LOC Fannie Mae, VRDN (a)	5,500,000	5,500,000
		21,220,000
Idaho - 0.1%
Idaho Hsg. & Fin. Assoc. Single Family Mtg. Series C, 0.18% 12/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)	1,300,000	1,300,000
Illinois - 5.0%
Chicago Gen. Oblig. Series 2007 F, 0.18% 12/3/12, LOC JPMorgan Chase Bank, VRDN (a)	5,200,000	5,200,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Illinois - continued
Chicago Wtr. Rev. Series 2004 A3, 0.17% 12/7/12, LOC State Street Bank & Trust Co., Boston, VRDN (a)	$ 7,285,000	$ 7,285,000
Illinois Fin. Auth. Rev.:
(Provena Health Proj.):
Series 2009 B, 0.18% 12/3/12, LOC JPMorgan Chase Bank, VRDN (a)	3,670,000	3,670,000
Series 2010 C, 0.18% 12/3/12, LOC JPMorgan Chase Bank, VRDN (a)	7,545,000	7,545,000
Series 2010 D, 0.17% 12/7/12, LOC Union Bank of California, VRDN (a)	1,950,000	1,950,000
Series 2009 D1, 0.16% 12/3/12, LOC PNC Bank NA, VRDN (a)	13,100,000	13,100,000
Romeoville Gen. Oblig. Rev. (Lewis Univ. Proj.) Series 2006, 0.19% 12/3/12, LOC Wells Fargo Bank NA, VRDN (a)	6,600,000	6,600,000
		45,350,000
Indiana - 2.1%
Indiana Fin. Auth. Hosp. Rev. (Parkview Health Sys. Oblig. Group Proj.) Series 2009 D, 0.16% 12/7/12, LOC Wells Fargo Bank NA, VRDN (a)	4,750,000	4,750,000
Indiana Health & Edl. Facilities Fing. Auth. Hosp. Rev. (Howard Reg'l. Health Sys. Proj.) Series B, 0.17% 12/3/12, LOC BMO Harris Bank NA, VRDN (a)	8,190,000	8,190,000
Indiana Health Facility Fing. Auth. Rev. (Fayette Memorial Hosp. Assoc. Proj.):
Series A, 0.19% 12/3/12, LOC U.S. Bank NA, Cincinnati, VRDN (a)	4,030,000	4,030,000
Series B, 0.19% 12/3/12, LOC U.S. Bank NA, Cincinnati, VRDN (a)	1,680,000	1,680,000
		18,650,000
Iowa - 1.1%
Iowa Fin. Auth. Health Facilities Rev. (Iowa Health Sys. Proj.):
Series 2009 A, 0.18% 12/3/12, LOC JPMorgan Chase Bank, VRDN (a)	2,550,000	2,550,000
Series 2009 B, 0.18% 12/3/12, LOC JPMorgan Chase Bank, VRDN (a)	2,300,000	2,300,000
Iowa Fin. Auth. Private College Rev. (Morningside College Proj.) 0.19% 12/3/12, LOC U.S. Bank NA, Cincinnati, VRDN (a)	2,120,000	2,120,000
Iowa Higher Ed. Ln. Auth. Rev. (Saint Ambrose Univ. Proj.) 0.19% 12/3/12, LOC Northern Trust Co., VRDN (a)	3,100,000	3,100,000
		10,070,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Kansas - 0.7%
Kansas Dev. Fin. Auth. Health Facilities Rev. (KU Health Sys. Proj.) Series 2011 J, 0.19% 12/3/12, LOC U.S. Bank NA, Cincinnati, VRDN (a)	$ 2,000,000	$ 2,000,000
Univ. of Kansas Hosp. Auth. Health Facilities Rev. (KU Health Sys. Proj.) Series 2004, 0.19% 12/3/12, LOC U.S. Bank NA, Cincinnati, VRDN (a)	4,125,000	4,125,000
		6,125,000
Kentucky - 1.7%
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. (Baptist Healthcare Sys. Proj.) Series 2009 B1, 0.2% 12/3/12, LOC JPMorgan Chase Bank, VRDN (a)	13,210,000	13,210,000
Louisville & Jefferson County Metropolitan Govt. Multi-family Hsg. Rev. (Waterford Place Apts. Proj.) Series 2003, 0.17% 12/7/12, LOC Freddie Mac, VRDN (a)	2,650,000	2,650,000
		15,860,000
Louisiana - 3.4%
Louisiana Hsg. Fin. Agcy. Rev. (Canterbury House Apts. Proj.) Series 2007, 0.18% 12/7/12, LOC Fannie Mae, VRDN (a)	4,800,000	4,800,000
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2005 D, 0.18% 12/3/12, LOC U.S. Bank NA, Cincinnati, VRDN (a)	1,800,000	1,800,000
Louisiana Pub. Facilities Auth. Rev.:
(Air Products & Chemicals, Inc. Proj.):
Series 2004, 0.17% 12/7/12, VRDN (a)	7,100,000	7,100,000
Series 2009 A, 0.17% 12/7/12, VRDN (a)	12,800,000	12,800,000
(C-Port LLC Proj.) Series 2008, 0.21% 12/7/12, LOC Bank of America NA, VRDN (a)	4,200,000	4,200,000
		30,700,000
Maryland - 1.8%
Maryland Health & Higher Edl. Facilities Auth. Rev. (Mercy Med. Ctr. Proj.) Series 2007 D, 0.18% 12/7/12, LOC Wells Fargo Bank NA, VRDN (a)	16,000,000	16,000,000
Massachusetts - 5.9%
Massachusetts Dev. Fin. Agcy. Rev. (New England Deaconess Assoc. Proj.) Series 2011 B, 0.18% 12/7/12, LOC Manufacturers & Traders Trust Co., VRDN (a)	3,600,000	3,600,000
Massachusetts Gen. Oblig. Participating VRDN Series Clipper 07 41, 0.19% 12/7/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)	5,000,000	5,000,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN:
Series EGL 07 0031, 0.16% 12/7/12 (Liquidity Facility Citibank NA) (a)(b)	$ 1,000,000	$ 1,000,000
Series MS 3228X, 0.22% 12/7/12 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	2,500,000	2,500,000
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Series 2002 C, 0.17% 12/3/12, LOC Landesbank Hessen-Thuringen, VRDN (a)	2,665,000	2,665,000
Series 2002 D, 0.19% 12/3/12, LOC Landesbank Baden-Wuert, VRDN (a)	38,275,000	38,275,000
		53,040,000
Michigan - 3.3%
Chelsea Econ. Dev. Corp. Ltd. Oblig. Rev. (Silver Maples of Chelsea Proj.) 0.17% 12/7/12, LOC Comerica Bank, VRDN (a)	2,885,000	2,885,000
Farmington Hills Hosp. Fin. Auth. Hosp. Rev. (Botsford Gen. Hosp. Proj.) Series 2008 A, 0.19% 12/3/12, LOC U.S. Bank NA, Cincinnati, VRDN (a)	3,700,000	3,700,000
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2008 B3, 0.15% 12/7/12 (Liquidity Facility Wells Fargo Bank NA), VRDN (a)	3,700,000	3,700,000
Michigan Hosp. Fin. Auth. Rev. Participating VRDN Series ROC II R 11676, 0.17% 12/7/12 (Liquidity Facility Citibank NA) (a)(b)	1,000,000	1,000,000
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev. Series 2009 D, 0.16% 12/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)	2,900,000	2,900,000
Michigan Strategic Fund Ltd. Oblig. Rev.:
(Air Products and Chemicals, Inc. Proj.) Series 2007 V1, 0.17% 12/3/12, VRDN (a)	7,750,000	7,750,000
(Henry Ford Museum & Greenfield Village Projs.) Series 2002, 0.19% 12/3/12, LOC Comerica Bank, VRDN (a)	7,500,000	7,500,000
		29,435,000
Mississippi - 2.4%
Jackson County Poll. Cont. Rev. (Chevron U.S.A., Inc. Proj.) Series 1993 0.18% 12/3/12, VRDN (a)	9,500,000	9,500,000
Mississippi Bus. Fin. Corp.:
(Chevron U.S.A., Inc. Proj.) Series 2007 A, 0.16% 12/3/12 (Chevron Corp. Guaranteed), VRDN (a)	6,300,000	6,300,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Mississippi - continued
Mississippi Bus. Fin. Corp.: - continued
(Chevron USA, Inc. Proj.) Series 2007 C, 0.18% 12/3/12 (Chevron Corp. Guaranteed), VRDN (a)	$ 2,550,000	$ 2,550,000
Mississippi Gen. Oblig. Participating VRDN Series ROC II-R 11987, 0.16% 12/7/12 (Liquidity Facility Citibank NA) (a)(b)	3,600,000	3,600,000
		21,950,000
Missouri - 5.4%
Kansas City Indl. Dev. Auth. (Ewing Marion Kauffman Foundation Prog.):
Series A, 0.19% 12/3/12, VRDN (a)	14,050,000	14,050,000
0.19% 12/3/12, VRDN (a)	3,000,000	3,000,000
Missouri Dev. Fin. Board Lease Rev. (Missouri Assoc. of Muni. Utils. Proj.) 0.19% 12/3/12, LOC U.S. Bank NA, Cincinnati, VRDN (a)	2,400,000	2,400,000
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev.:
(DeSmet Jesuit High School Proj.) Series 2002, 0.19% 12/3/12, LOC U.S. Bank NA, Cincinnati, VRDN (a)	5,200,000	5,200,000
Series 2011 B, 0.19% 12/3/12, LOC Northern Trust Co., VRDN (a)	2,000,000	2,000,000
Series 2012, 0.17% 12/3/12, LOC PNC Bank NA, VRDN (a)	1,700,000	1,700,000
Missouri Health & Edl. Facilities Auth. Rev. (Ascension Health Cr. Group Proj.) Series 2003 C2, 0.15% 12/7/12, VRDN (a)	20,335,000	20,335,000
		48,685,000
Montana - 1.1%
Helena Higher Ed. Rev. (Carroll College Campus Hsg. Proj.) 0.19% 12/3/12, LOC U.S. Bank NA, Cincinnati, VRDN (a)	9,600,000	9,600,000
Nebraska - 0.4%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2009, 0.16% 12/7/12 (Liquidity Facility Royal Bank of Canada), VRDN (a)	3,400,000	3,400,000
Nevada - 0.8%
Clark County Fuel Tax Participating VRDN ROC II R 11836, 0.16% 12/7/12 (Liquidity Facility Citibank NA) (a)(b)	7,500,000	7,500,000
New Mexico - 0.8%
New Mexico Muni. Energy Acquisition Auth. Gas Supply Rev. Series 2009, 0.16% 12/7/12 (Liquidity Facility Royal Bank of Canada), VRDN (a)	7,385,000	7,385,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New York - 7.7%
New York City Gen. Oblig.:
Series 2006 I5, 0.18% 12/3/12, LOC California Pub. Employees Retirement Sys., VRDN (a)	$ 4,000,000	$ 4,000,000
Series 2012 G6, 0.18% 12/3/12 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (a)	9,900,000	9,900,000
Series 2013 A2, 0.17% 12/3/12 (Liquidity Facility Mizuho Corp. Bank Ltd. Branch), VRDN (a)	3,300,000	3,300,000
Series A10, 0.17% 12/3/12, LOC JPMorgan Chase Bank, VRDN (a)	8,035,000	8,035,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2006 AA, 0.18% 12/3/12 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)	1,850,000	1,850,000
Series 2009 BB1, 0.2% 12/3/12 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	6,400,000	6,400,000
Series 2009 BB2, 0.2% 12/3/12 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	7,000,000	7,000,000
Series 2012 B2, 0.17% 12/3/12 (Liquidity Facility California Pub. Employees Retirement Sys.), VRDN (a)	11,300,000	11,300,000
New York City Transitional Fin. Auth. Rev.:
Series 2001 B, 0.19% 12/3/12 (Liquidity Facility Landesbank Baden-Wuert), VRDN (a)	1,000,000	1,000,000
Series 2013 A5, 0.16% 12/3/12 (Liquidity Facility U.S. Bank NA, Cincinnati), VRDN (a)	6,500,000	6,500,000
Series 2013 A6, 0.16% 12/3/12 (Liquidity Facility California Teachers Retirement Sys.), VRDN (a)	2,800,000	2,800,000
New York Urban Dev. Corp. Rev. Series 2008 A1, 0.16% 12/7/12, LOC Wells Fargo Bank NA, VRDN (a)	4,800,000	4,800,000
Triborough Bridge & Tunnel Auth. Revs. Series 2005 B2 B, 0.16% 12/3/12, LOC California Teachers Retirement Sys., VRDN (a)	2,635,000	2,635,000
		69,520,000
North Carolina - 3.1%
North Carolina Cap. Facilities Fin. Agcy. Rev. Participating VRDN Series Putters 3248, 0.18% 12/3/12 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	2,390,000	2,390,000
North Carolina Med. Care Commission Health Care Facilities Rev.:
(Cape Fear Valley Health Sys. Proj.) Series 2008 A1, 0.17% 12/7/12, LOC Branch Banking & Trust Co., VRDN (a)	2,875,000	2,875,000
(WakeMed Proj.) Series 2009 C, 0.18% 12/7/12, LOC Wells Fargo Bank NA, VRDN (a)	20,625,000	20,625,000
Variable Rate Demand Note - continued
	Principal Amount	Value
North Carolina - continued
North Carolina Med. Care Commission Health Care Facilities Rev.: - continued
Participating VRDN Series BC 10 31W, 0.18% 12/7/12 (Liquidity Facility Barclays Bank PLC) (a)(b)	$ 1,875,000	$ 1,875,000
Parson County Indl. Facilities and Poll. Cont. Fing. Auth. (CertainTeed Gypsum NC, Inc. Proj.) Series 2010, 0.3% 12/7/12, LOC Cr. Industriel et Commercial, VRDN (a)	400,000	400,000
		28,165,000
Ohio - 3.2%
Alliance Hosp. Rev. (Alliance Obligated Group Proj.) Series 2003, 0.18% 12/3/12, LOC JPMorgan Chase Bank, VRDN (a)	8,785,000	8,785,000
Cleveland Arpt. Sys. Rev. Series 2008 D, 0.18% 12/7/12, LOC PNC Bank NA, VRDN (a)	5,975,000	5,975,000
Ohio Air Quality Dev. Auth. Rev. (FirstEnergy Nuclear Generation Corp. Proj.) Series 2006 B, 0.19% 12/3/12, LOC Wells Fargo Bank NA, VRDN (a)	1,200,000	1,200,000
Ohio Higher Edl. Facility Commission Rev. Series 2008 B1, 0.19% 12/3/12, LOC U.S. Bank NA, Cincinnati, VRDN (a)	3,800,000	3,800,000
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Series 2010 C, 0.18% 12/3/12, LOC UBS AG, VRDN (a)	8,900,000	8,900,000
		28,660,000
Oregon - 1.7%
Multnomah County Hosp. Facilities Auth. Rev. (Mirabella at South Waterfront Proj.) Series 2008 A, 0.24% 12/3/12, LOC Bank of Scotland PLC, VRDN (a)	3,400,000	3,400,000
Salem Hosp. Facility Auth. Rev. (Salem Hosp. Proj.) Series 2008 C, 0.17% 12/7/12, LOC Bank of America NA, VRDN (a)	12,150,000	12,150,000
		15,550,000
Pennsylvania - 4.6%
Allegheny County Hosp. Dev. Auth. Rev. (Jefferson Reg'l. Med. Ctr. Proj.) Series 2008 A, 0.18% 12/7/12, LOC PNC Bank NA, VRDN (a)	5,900,000	5,900,000
Allegheny County Indl. Dev. Auth. Health Care Rev. (Vincentian Collaborative Sys. Proj.) Series 2008 A, 0.17% 12/7/12, LOC PNC Bank NA, VRDN (a)	4,300,000	4,300,000
Allegheny County Indl. Dev. Auth. Rev.:
(Jewish Home & Hosp. for Aged Proj.) Series 1996 B, 0.18% 12/7/12, LOC PNC Bank NA, VRDN (a)	2,250,000	2,250,000
(Our Lady of the Sacred Heart High School Proj.) Series 2002, 0.18% 12/7/12, LOC PNC Bank NA, VRDN (a)	3,410,000	3,410,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Pennsylvania - continued
Haverford Township School District Series 2009, 0.17% 12/7/12, LOC TD Banknorth, NA, VRDN (a)	$ 6,960,000	$ 6,960,000
Lancaster County Hosp. Auth. Health Ctr. Rev. (Masonic Homes Proj.) Series 2008 D, 0.19% 12/3/12, LOC JPMorgan Chase Bank, VRDN (a)	3,250,000	3,250,000
Pennsylvania Higher Edl. Facilities Auth. Rev. (King's College Proj.) Series 2002 J3, 0.18% 12/7/12, LOC PNC Bank NA, VRDN (a)	725,000	725,000
RBC Muni. Products, Inc. Trust Participating VRDN Series RBC E 29, 0.16% 12/7/12 (Liquidity Facility Royal Bank of Canada) (a)(b)	1,495,000	1,495,000
Somerset County Gen. Oblig. Series 2009 C, 0.18% 12/7/12, LOC PNC Bank NA, VRDN (a)	2,300,000	2,300,000
Southeastern Pennsylvania Trans. Auth. Rev. Series 2007, 0.16% 12/3/12, LOC PNC Bank NA, VRDN (a)	10,200,000	10,200,000
Wilkes Barre Gen. Oblig. Series 2004 B, 0.18% 12/7/12, LOC PNC Bank NA, VRDN (a)	1,200,000	1,200,000
		41,990,000
South Carolina - 0.2%
South Carolina Jobs-Econ. Dev. Auth. (AnMed Health Proj.) Series 2009 A, 0.15% 12/7/12, LOC Branch Banking & Trust Co., VRDN (a)	2,250,000	2,250,000
Tennessee - 0.8%
Indl. Dev. Board of Blount County and Cities of Alcoa and Maryville (Maryville Civic Arts Ctr. Proj.) Series 2009 A, 0.18% 12/7/12, LOC Branch Banking & Trust Co., VRDN (a)	700,000	700,000
Memphis Health, Edl. & Hsg. Facilities Board (Watergrove Apts. Proj.) Series 2004, 0.16% 12/7/12, LOC Freddie Mac, VRDN (a)	3,200,000	3,200,000
Rutherford County Health & Edl. Facilities Board Rev. Participating VRDN BC 10 25W, 0.18% 12/7/12 (Liquidity Facility Barclays Bank PLC) (a)(b)	3,000,000	3,000,000
		6,900,000
Texas - 6.4%
Cypress-Fairbanks Independent School District Participating VRDN Series 86TP, 0.17% 12/7/12 (Liquidity Facility Wells Fargo & Co.) (a)(b)	4,980,000	4,980,000
Frisco Independent School District Participating VRDN Series ROC II R 11960, 0.16% 12/7/12 (Liquidity Facility Citibank NA) (a)(b)	2,600,000	2,600,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Texas - continued
Houston Util. Sys. Rev. Participating VRDN Series ROC II R 12323, 0.17% 12/3/12 (Liquidity Facility Citibank NA) (a)(b)	$ 18,200,000	$ 18,200,000
Medina Valley Texas Independent School District Participating VRDN Series ROC II R 11969, 0.16% 12/7/12 (Liquidity Facility Citibank NA) (a)(b)	2,960,000	2,960,000
Port Arthur Navigation District Envir. Facilities Rev.:
(Motiva Enterprises LLC Proj.) Series 2001 A, 0.18% 12/3/12, VRDN (a)	10,725,000	10,725,000
Series 2010 D, 0.18% 12/3/12, VRDN (a)	11,100,000	11,100,000
Texas Gen. Oblig. Participating VRDN:
Series Putters 4262, 0.18% 12/3/12 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	3,800,000	3,800,000
Series SG 152, 0.2% 12/3/12 (Liquidity Facility Societe Generale) (a)(b)	3,500,000	3,500,000
		57,865,000
Utah - 1.8%
Murray City Hosp. Rev. (IHC Health Svcs., Inc. Proj.) Series 2005 A, 0.18% 12/3/12 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	7,285,000	7,285,000
Weber County Hosp. Rev. (IHC Health Svcs., Inc. Proj.) Series C, 0.19% 12/3/12 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	8,975,000	8,975,000
		16,260,000
Virginia - 0.2%
Virginia Commonwealth Univ. Health Sys. Auth. Series 2008 C, 0.18% 12/3/12, LOC Branch Banking & Trust Co., VRDN (a)	2,300,000	2,300,000
Washington - 2.9%
King County Gen. Oblig. Participating VRDN Series ROC II R 11731, 0.16% 12/7/12 (Liquidity Facility Citibank NA) (a)(b)	9,815,000	9,815,000
Washington Gen. Oblig. Participating VRDN:
Series Clipper 05 39, 0.17% 12/7/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)	2,000,000	2,000,000
Series ROC II R 11891, 0.16% 12/7/12 (Liquidity Facility Citibank NA) (a)(b)	5,000,000	5,000,000
Series ROC II R 11924, 0.17% 12/7/12 (Liquidity Facility Citibank NA) (a)(b)	3,960,000	3,960,000
Washington Health Care Facilities Auth. Rev.:
(Southwest Washington Med. Ctr.) Series 2008 A, 0.17% 12/7/12, LOC Union Bank of California, VRDN (a)	1,600,000	1,600,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Washington - continued
Washington Health Care Facilities Auth. Rev.: - continued
Participating VRDN Series Putters 4728, 0.19% 12/7/12 (Liquidity Facility Bank of America NA) (a)(b)	$ 500,000	$ 500,000
Washington Hsg. Fin. Commission Multi-family Hsg. Rev. (The Cambridge Apts. Proj.) Series 2009, 0.16% 12/7/12, LOC Fannie Mae, VRDN (a)	1,200,000	1,200,000
Washington Hsg. Fin. Commission Nonprofit Hsg. Rev. (Emerald Heights Proj.) Series 2003, 0.19% 12/3/12, LOC Bank of America NA, VRDN (a)	1,820,000	1,820,000
		25,895,000
West Virginia - 2.1%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. (Appalachian Pwr. Co. - Amos Proj.) Series 2009 B, 0.17% 12/7/12, LOC Sumitomo Mitsui Banking Corp., VRDN (a)	3,000,000	3,000,000
West Virginia Hosp. Fin. Auth. Hosp. Rev. (West Virginia United Health Sys. Proj.) Series 2008 B, 0.18% 12/3/12, LOC JPMorgan Chase Bank, VRDN (a)	15,935,000	15,935,000
		18,935,000
Wisconsin - 1.3%
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Froedtert & Cmnty. Health, Inc. Proj.) Series 2009 B, 0.19% 12/3/12, LOC U.S. Bank NA, Cincinnati, VRDN (a)	1,055,000	1,055,000
(ProHealth Care, Inc. Proj.) Series 2008 A, 0.19% 12/3/12, LOC U.S. Bank NA, Cincinnati, VRDN (a)	8,815,000	8,815,000
Wisconsin Hsg. and Econ. Dev. Auth. Multi-family Hsg. Rev. Series 2006 B, 0.16% 12/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)	1,615,000	1,615,000
		11,485,000
TOTAL VARIABLE RATE DEMAND NOTE		905,665,000
Other Municipal Debt - 0.1%
	Principal Amount	Value
Texas - 0.1%
Houston Gen. Oblig. Series 2012 A, 0.27% 12/4/12, LOC Union Bank of California, CP	$ 1,300,000	$ 1,300,000
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $906,965,000)		906,965,000
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(2,953,842)
NET ASSETS - 100%		$ 904,011,158
Security Type Abbreviations
CP	-	COMMERCIAL PAPER
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Provides evidence of ownership in one or more underlying municipal bonds.
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy which are categorized as Level 2. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	November 30, 2012 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $906,965,000)		$ 906,965,000
Cash		1,394
Interest receivable		190,999
Total assets		907,157,393

Liabilities
Payable for investments purchased	$ 3,000,506
Distributions payable	141,632
Other payables and accrued expenses	4,097
Total liabilities		3,146,235

Net Assets		$ 904,011,158
Net Assets consist of:
Paid in capital		$ 903,990,181
Accumulated undistributed net realized gain (loss) on investments		20,977
Net Assets, for 903,720,373 shares outstanding		$ 904,011,158
Net Asset Value, offering price and redemption price per share ($904,011,158 ÷ 903,720,373 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended November 30, 2012 (Unaudited)

Investment Income
Interest		$ 790,493

Expenses
Custodian fees and expenses	$ 8,181
Independent trustees' compensation	1,680
Total expenses before reductions	9,861
Expense reductions	(1,683)	8,178
Net investment income (loss)		782,315
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		3,279
Net increase in net assets resulting from operations		$ 785,594

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended November 30, 2012 (Unaudited)	Year ended May 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 782,315	$ 1,612,679
Net realized gain (loss)	3,279	64,753
Net increase in net assets resulting from operations	785,594	1,677,432
Distributions to shareholders from net investment income	(782,315)	(1,612,679)
Affiliated share transactions at net asset value of $1.00 per share Proceeds from sales of shares	2,905,824,000	4,348,366,500
Cost of shares redeemed	(3,022,987,500)	(4,903,418,000)
Net increase (decrease) in net assets and shares resulting from share transactions	(117,163,500)	(555,051,500)
Total increase (decrease) in net assets	(117,160,221)	(554,986,747)

Net Assets
Beginning of period	1,021,171,379	1,576,158,126
End of period	$ 904,011,158	$ 1,021,171,379

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended November 30, 2012	Years ended May 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	.001	.001	.002	.002	.012	.031
Net realized and unrealized gain (loss) F	-	-	-	-	-	-
Total from investment operations	.001	.001	.002	.002	.012	.031
Distributions from net investment income	(.001)	(.001)	(.002)	(.002)	(.012)	(.031)
Distributions from net realized gain	-	-	-	-	-	- F
Total distributions	(.001)	(.001)	(.002)	(.002)	(.012)	(.031)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B,C	.09%	.12%	.23%	.22%	1.24%	3.16%
Ratios to Average Net Assets E
Expenses before reductions D	-% A	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any D	-% A	-%	-%	-%	-%	-%
Expenses net of all reductions D	-% A	-%	-%	-%	-%	-%
Net investment income (loss)	.17% A	.12%	.23%	.22%	1.32%	3.04%
Supplemental Data
Net assets, end of period (000 omitted)	$ 904,011	$ 1,021,171	$ 1,576,158	$ 1,275,379	$ 789,306	$ 674,963

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended November 30, 2012 (Unaudited)

1. Organization.

Fidelity® Tax-Free Cash Central Fund (the Fund) is a fund of Fidelity Revere Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Shares of the Fund are only offered to other investment companies and accounts (the Investing Funds) managed by Fidelity Management & Research Company (FMR), or its affiliates.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. There were no significant book-to-tax differences during the period.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ -
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation) on securities and other investments	$ -
Tax cost	$ 906,965,000

3. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with FIMM, FMR pays FIMM a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Trustees, and certain exceptions such as interest expense.

Semiannual Report

4. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $1,680.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $3.

5. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the Fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Tax-Free Cash Central Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, Operations, Audit, and Governance and Nominating, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2012 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract is fair and reasonable.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, Fidelity Investments Money Management, Inc., and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, and compensating investment personnel. The Board also noted that Fidelity Management & Research Company (FMR) has continued to increase the resources devoted to non U.S. offices, including expansion of Fidelity's global investment organization. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance, but did not consider performance to be a material factor in its decision to renew the fund's Advisory Contracts, as the fund is not publicly offered as a stand-alone investment product. In this regard, the Board noted that the fund is designed to offer a liquid investment option for other investment companies and accounts managed by FMR or its affiliates and ultimately to enhance the performance of those investment companies and accounts.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered that while the fund does not pay a management fee, FMR pays a management fee on behalf of the fund and receives fees for providing services to funds that invest in the fund. The Board also noted that FMR bears all expenses of the fund, except expenses related to the fund's investment activities (primarily custody expenses). Based on its review, the Board concluded that the management fee paid on behalf of the fund and the fund's total expense ratio were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Semiannual Report

Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, as well as the profitability of each fund that invests in this fund.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities.

Economies of Scale. The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities, economies of scale cannot be realized by the fund.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the compensation paid to fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) regulatory and industry developments, including those affecting money market funds and target date funds, and the potential impact to Fidelity; (viii) Fidelity's transfer agent fees, expenses, and services, and drivers for determining the transfer agent fee structure of different funds and classes; (ix) management fee rates charged by FMR or Fidelity entities to other Fidelity clients; (x) the allocation of and historical trends in Fidelity's realization of fall-out benefits; and (xi) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Revere Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Revere Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Revere Street Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	January 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	January 25, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	January 25, 2013